United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-6165

                      (Investment Company Act File Number)


                 Federated Municipal Securities Income Trust
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/06


                 Date of Reporting Period: Quarter ended 5/31/06







Item 1.     Schedule of Investments




FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS--98.8%
                  CALIFORNIA--96.5%
  $   500,000     ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California    $    533,050
                  Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032
      500,000     Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public          566,290
                  Improvements Project)/(FSA INS), 9/1/2016
      500,000     Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian             532,830
                  Asset Assurance INS), 10/1/2023
      605,000     Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028                         628,951
      500,000     California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific           537,325
                  University), 3/1/2019
    1,000,000     California Educational Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Pepperdine             1,055,010
                  University)/(United States Treasury PRF 8/1/2009 @ 100), 8/1/2032
      750,000     California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California                747,720
                  College of the Arts), 6/1/2035
    1,000,000     California Educational Facilities Authority, Revenue Bonds (Series 2006), 5.00% (University of the       1,012,700
                  Pacific), 11/1/2036
      240,000     California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55%               248,602
                  (AMBAC INS), 4/1/2028
      425,000     California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal             438,864
                  Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021
      425,000     California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I),            438,842
                  4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014
    1,000,000     California Health Facilities Financing Authority, INS Health Facilities Refunding Revenue Bonds          1,027,010
                  (Series 1997), 5.50% (Valley Care Hospital Corp.)/(California Mortgage Insurance GTD)/(Original
                  Issue Yield: 5.737%), 5/1/2020
      500,000     California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 5.00%               505,505
                  (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2036
      435,000     California Health Facilities Financing Authority, Revenue Bonds (Series 1996A), 6.00% (Catholic            444,470
                  Healthcare West)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.15%), 7/1/2017
      120,000     California Health Facilities Financing Authority, Revenue Bonds (Series 1996A), 6.00% (Catholic            122,639
                  Healthcare West)/(United States Treasury PRF 7/1/2006 @ 102)/(Original Issue Yield: 6.15%),
                  7/1/2017
    1,000,000     California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern           1,010,890
                  California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028
    1,500,000     California Health Facilities Financing Authority, Revenue Bonds (Series 1999A), 6.125% (Cedars-          1,631,580
                  Sinai Medical Center)/(United States Treasury PRF 12/1/2009 @ 101), 12/1/2030
      500,000     California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75%                 519,260
                  (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030
    1,000,000     California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser       1,038,270
                  Permanente), 8/1/2031
    1,000,000     California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA       1,054,880
                  Insurance Corp. INS), 12/1/2016
      900,000     California PCFA, Sewer & Solid Waste Disposal Revenue Bonds, 5.75% (Anheuser-Busch Co.,                    915,777
                  Inc.)/(Original Issue Yield: 5.818%), 12/1/2030
    1,000,000 1,2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,           1,035,020
                  Inc.), 4/1/2025
      750,000 1,2 California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.),                 775,988
                  Mandatory Tender 5/1/2014
      700,000     California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries,                   703,031
                  Inc.)/(Original Issue Yield: 6.95%), 11/1/2027
    1,000,000     California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource        1,003,910
                  Recovery, Inc.)/(Comerica Bank LOC)/(Original Issue Yield: 5.323%), 1/1/2014
       40,000     California Rural Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998 B-4), 6.35%               40,860
                  (GNMA Home Mortgage Program COL), 12/1/2029
      500,000     California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds            546,945
                  (INS Series), 5.375% (United States Treasury PRF 5/1/2012 @ 101), 5/1/2018
      870,000     California State, UT GO Bonds, 5.25% (Original Issue Yield: 5.375%), 12/1/2027                             907,575
    1,000,000     California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.40%), 6/1/2025                            1,027,260
       20,000     California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019                                20,172
    1,000,000     California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023            1,042,160
    1,000,000     California State, Various Purpose UT GO Bonds, 5.25%, 11/1/2021                                          1,057,140
      400,000     California Statewide Communities Development Authority, COPs, 5.25% (St. Joseph Health System              411,080
                  Group, CA)/(Original Issue Yield: 5.47%), 7/1/2021
    1,000,000     California Statewide Communities Development Authority, COPs, 5.50% (Sutter Health)/(FSA                 1,057,730
                  INS)/(Original Issue Yield: 5.77%), 8/15/2018
      485,000   1 California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St.            515,031
                  Mark's School), 6/1/2028
      400,000   1 California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75%                 424,368
                  (Prospect Sierra School)/(Original Issue Yield: 6.85%), 9/1/2032
      400,000 1,2 California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875%               390,516
                  (Thomas Jefferson School of Law)/(Original Issue Yield: 4.93%), 10/1/2035
    1,000,000     California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 5.25%              1,019,130
                  (Daughters of Charity Health System), 7/1/2035
      500,000   1 California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint                 513,515
                  School), 11/1/2031
    1,000,000     California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles                1,027,390
                  Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030
    1,000,000     California Statewide Communities Development Authority, Student Housing Refunding Revenue Bonds          1,022,020
                  (Series 2006), 5.00% (CHF-Irvine LLC-UCI East Campus Apartments Phase II), 5/15/2029
      500,000     Capistrano Unified School District, CA Community Facilities District No. 90-2, Special Tax Bonds           528,155
                  (Series 2003), 5.875% (Talega Ranch), 9/1/2023
      500,000     Carlsbad, CA Community Facilities District No. 3, Special Tax Bonds (Series 2006), 5.30% (Original         496,380
                  Issue Yield: 5.33%), 9/1/2036
      450,000     Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2022                493,281
      455,000     Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2024                498,762
    1,000,000     Chowchilla, CA Redevelopment Agency, Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset             1,011,150
                  Assurance INS), 8/1/2037
      250,000     Chula Vista, CA Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A),          266,823
                  6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026
    1,000,000     Coronado, CA Community Development Agency, Tax Allocation Bonds (Series 2005), 5.00% (AMBAC INS),        1,022,980
                  9/1/2035
    1,000,000     Daly City, CA HDFA, Mobile Home Park Senior Revenue Bonds (Series 2002A0, 5.85% (Franciscan              1,091,040
                  Acquisition Project)/(Original Issue Yield: 5.95%), 12/15/2032
    1,000,000     El Centro, CA Financing Authority, INS Hospital Revenue Bonds (Series 2001), 5.25% (El Centro            1,031,250
                  Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%),
                  3/1/2018
      730,000     El Monte, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El             746,184
                  Monte, CA Community Redevelopment Agency), 6/1/2028
      700,000     Foothill/Eastern Transportation Corridor Agency, CA, (Series 1995A) Senior Lien Toll Road Revenue          711,914
                  Bonds, 6.50% (United States Treasury PRF 1/1/2007 @ 100)/(Original Issue Yield: 6.78%), 1/1/2032
    1,000,000     Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75%            1,035,890
                  (Original Issue Yield: 5.774%), 1/15/2040
    2,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds             2,235,860
                  (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039
    1,000,000     Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC          1,072,600
                  INS), 8/1/2016
      500,000     Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (Escrowed In            530,935
                  Treasuries COL), 8/1/2011
    1,000,000     Irvine, CA Unified School District Financing Authority, Special Tax Revenue Bonds (Series 2005A),        1,024,490
                  5.00% (AMBAC INS), 9/1/2034
      500,000     La Verne, CA, Revenue COPs (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue               541,305
                  Yield: 6.70%), 2/15/2025
      845,000     Lancaster, CA Redevelopment Agency, Tax Allocation Bonds (Issue of 2004), 5.00% (XL Capital                873,967
                  Assurance Inc. INS), 12/1/2023
    1,000,000     Loma Linda, CA, Hospital Revenue Bonds (Series 2005A), 5.00% (Loma Linda University Medical Center       1,003,830
                  Project), 12/1/2023
    1,000,000     Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25%               1,032,750
                  (Original Issue Yield: 5.54%), 11/1/2021
      155,000     Los Angeles, CA Community Redevelopment Agency, Housing Revenue Refunding Bonds (Series A), 6.55%          155,195
                  (AMBAC INS), 1/1/2027
    1,000,000     Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (MBIA Insurance Corp.                   1,068,700
                  INS)/(Original Issue Yield: 5.63%), 8/1/2019
      500,000     Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A),              527,600
                  6.25% (Ladera Ranch)/(United States Treasury PRF 8/15/2008 @ 100)/(Original Issue Yield: 6.28%),
                  8/15/2030
      400,000     Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2002A),              439,012
                  6.00% (Ladera Ranch)/(United States Treasury PRF 8/15/2010 @ 101)/(Original Issue Yield: 6.03%),
                  8/15/2032
      500,000     Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2004A),              525,770
                  5.625% (Ladera Ranch)/(Original Issue Yield: 5.65%), 8/15/2034
      500,000     Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge          489,430
                  at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035
    1,000,000     Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance       1,179,940
                  Corp. INS), 8/1/2030
      500,000     Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75%                  522,750
                  (Original Issue Yield: 5.85%), 10/1/2031
      900,000     Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA Insurance Corp. INS)/                       934,515
                  (Original Issue Yield: 5.83%), 11/1/2017
    1,000,000     Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC INS)/(Original Issue Yield: 5.78%),       1,055,400
                  11/1/2020
      600,000     Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities           598,146
                  District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035
    1,000,000     Rancho Mirage Joint Powers Financing Authority, CA, Revenue Bonds (Series 2004), 5.875%                  1,082,760
                  (Eisenhower Medical Center), 7/1/2026
    2,000,000     Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80% (FGIC INS), 8/1/2018                         2,152,180
      500,000     Riverside, CA Hunter Park Assessment District, LT Obligation Improvement Bonds, 5.20% (Original            500,050
                  Issue Yield: 5.25%), 9/2/2036
    1,000,000     San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A),          1,091,150
                  6.70% (Glen Aire Park)/(GNMA Home Mortgage Program GTD), 12/20/2041
      349,000     San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park &           380,054
                  Pacific Palms), 4/15/2042
    1,000,000     San Diego County, CA, COPs, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%),               1,034,190
                  10/1/2021
      300,000     San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak         312,015
                  Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028
      400,000     San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 6, Special          432,300
                  Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027
    1,000,000     San Jose, CA Unified School District, COPs, 5.75% (MBIA Insurance Corp. INS)/(Original Issue             1,029,580
                  Yield: 5.85%), 6/1/2020
      500,000     San Mateo, CA Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50%                 527,670
                  (Original Issue Yield: 5.55%), 8/1/2022
    1,000,000     Santa Clara County, CA Housing Authority, MFH Revenue Bonds (Series 2001A), 5.85% (River Town            1,025,500
                  Apartments Project), 8/1/2031
    1,500,000     Simi Valley, CA PFA, Lease Revenue Bonds (Series 1995), 5.75% (AMBAC INS), 9/1/2015                      1,592,655
    1,000,000     South El Monte, CA Improvement District, Tax Allocation Bonds (Series 2005A), 5.00% (Radian Asset        1,017,070
                  Assurance INS), 8/1/2030
    1,000,000     South Orange County, CA Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA          1,071,820
                  INS)/(Original Issue Yield: 5.85%), 9/2/2018
    1,000,000     Southern California Logistics Airport Authority, Tax Allocation Bonds, 5.00% (Radian Asset               1,012,290
                  Assurance INS), 12/1/2035
      400,000     Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos           457,884
                  Park West)/(United States Treasury PRF 9/1/2012 @ 102)/(Original Issue Yield: 6.43%), 9/1/2032
    1,400,000     Stockton, CA, COPs (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019                         1,504,846
      400,000     Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association),          414,160
                  12/1/2014
    1,000,000     Sweetwater, CA Union High School District Public Financing Authority, Revenue Bonds (Series              1,026,760
                  2005A), 5.00% (FSA INS), 9/1/2029
    1,000,000     Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical                   1,035,590
                  Center)/(Original Issue Yield: 5.65%), 6/1/2031
    1,000,000     University of California, General Revenue Bonds, (2005 Series G), 4.75% (FGIC INS), 5/15/2027            1,007,890
    1,000,000     Vallejo, CA Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021             1,169,080
    1,000,000     Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista             1,044,270
                  Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030
      965,000     Walnut, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2002), 5.375% (Walnut        1,039,884
                  Improvement Project)/(AMBAC INS), 9/1/2019
      500,000     Watsonville, CA, Insured Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville               547,930
                  Community Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 6.225%), 7/1/2012
    1,000,000     West Sacramento, CA Financing Authority, Special Tax Revenue Bonds (Series 2006A), 5.00% (XL             1,036,180
                  Capital Assurance Inc. INS), 9/1/2026
    1,000,000     Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity                        1,050,680
                  Hospital)/(Original Issue Yield: 5.80%), 6/1/2031
                     TOTAL                                                                                                79,893,748
                  PUERTO RICO--2.3%
    1,000,000 1,2 Puerto Rico Electric Power Authority, Drivers (Series 266), 7.246% (FSA INS), 7/1/2015                   1,212,080
      595,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         648,830
                  Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico
                  Project)/(Original Issue Yield: 6.65%), 6/1/2026
                     TOTAL                                                                                                 1,860,910
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $78,284,229)                                                  81,754,658
                  SHORT-TERM MUNICIPALS--1.9%3
                  CALIFORNIA--1.8%
    1,500,000     Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit         1,500,000
                  Local LIQ), 3.400%, 6/1/2006
                  PUERTO RICO--0.1%
      100,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit              100,000
                  Suisse, Zurich LIQ), 3.160%, 6/7/2006
                     TOTAL SHORT-TERM MUNICIPALS (AT COST)                                                                 1,600,000
                     TOTAL MUNICIPAL INVESTMENTS - 100.7%                                                                 83,354,658
                     (IDENTIFIED COST $79,884,229)4
                     OTHER ASSETS AND LIABILITIES - NET - (0.7)%                                                           (577,865)
                     TOTAL NET ASSETS - 100%                                                                            $ 82,776,793

    Securities that are subject to the federal alternative minimum tax (AMT) represent 12.5% of the Fund's portfolio as calculated based upon total market value.
  1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31,
    2006, these securities amounted to $4,866,518 which represents 5.9% of total net assets.
  2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At May 31, 2006, these securities amounted to $3,413,604 which represents 4.1% of total net assets.
  3 Current rate and next reset date shown for Variable Rate Demand Notes.
  4 The cost of investments for federal tax purposes amounts to $79,880,770.  The net unrealized appreciation of investments for federal tax purposes was $3,473,888. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,572,919 and net unrealized depreciation for those securities having an excess of cost over value of $99,031.

Note:The categories of investments are shown as a percentage of total net assets at May 31, 2006.

INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2006, is as follows:

 SECURITY                                                                                          ACQUISITION DATE ACQUISITION COST
 California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (Saint     7/3/2001         $500,000
 Mark's School), 6/1/2028
 California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75%           5/10/2002         $395,089
 (Prospect Sierra School)/(Original Issue Yield: 6.85%), 9/1/2032
 California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint           3/23/2001         $500,000
 School), 11/1/2031
 California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875%         8/26/2005         $396,585
 (Thomas Jefferson School of Law)/(Original Issue Yield: 4.93%), 10/1/2035
 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,       3/30/2005        $1,000,000
 Inc.), 4/1/2025
 California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.),           4/30/2004         $750,000
 Mandatory Tender 5/1/2014




The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 AMT   --Alternative Minimum Tax
 COL   --Collateralized
 COPs  --Certificates of Participation
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HDFA  --Housing Development Finance Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 LT    --Limited Tax
 MFH   --Multifamily Housing
 PCFA  --Pollution Control Finance Authority
 PFA   --Public Facility Authority
 PRF   --Prerefunded
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes




FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
               MUNICIPAL BONDS--100.5%
               MICHIGAN--100.5%
  $   500,000  Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2014        $     543,455
    1,000,000  Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2017            1,086,910
      365,000  Anchor Bay, MI School District, School Building & Site UT GO Bonds (Series II), 6.125% (FGIC INS),            402,496
               5/1/2011
    1,070,000  Anchor Bay, MI School District, UT GO Bonds (Series 1999I), 5.75% (United States Treasury PRF               1,130,380
               5/1/2009 @ 100)/(Original Issue Yield: 5.80%), 5/1/2014
    1,120,000  Ann Arbor, MI Building Authority, Refunding LT GO Bonds (Series 2005A), 5.00% (MBIA Insurance Corp.         1,190,380
               INS), 3/1/2013
    1,125,000  Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS),              1,175,985
               5/1/2021
    1,060,000  Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS),              1,106,449
               5/1/2023
    1,500,000  Bishop, MI International Airport Authority, Revenue Bonds (Series 199B), 5.125% (American Capital           1,531,800
               Access INS)/(Original Issue Yield: 5.25%), 12/1/2017
    1,090,000  Boyne City, MI Public School District, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2009 @            1,147,028
               100)/(Original Issue Yield: 5.70%), 5/1/2014
    1,000,000  Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (FSA INS), 5/1/2019                1,054,340
    1,215,000  Bridgeport Spaulding, MI Community School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2015               1,313,451
    1,125,000  Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (FSA INS)/(Original Issue              1,171,743
               Yield: 5.68%), 10/1/2020
    1,875,000  Caledonia, MI Community Schools, Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2016          1,990,275
    2,050,000  Caledonia, MI Community Schools, UT GO Bonds, 5.40% (United States Treasury PRF 5/1/2010 @                  2,174,148
               100)/(Original Issue Yield: 5.48%), 5/1/2018
      860,000  Central Michigan University, Revenue Bonds, 5.20% (United States Treasury PRF 4/1/2007 @                      879,720
               101)/(Original Issue Yield: 5.227%), 10/1/2009
    1,775,000  Charles Stewart Mott Community College, MI, Building & Improvement UT GO Bonds, 5.50% (United States        1,888,902
               Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.63%), 5/1/2018
    1,070,000  Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2014                  1,137,357
    1,245,000  Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016                  1,323,373
    1,775,000  Chippewa Valley, MI Schools, School Building & Site Refunding Bonds, 5.50% (United States Treasury          1,929,265
               PRF 5/1/2012 @ 100), 5/1/2015
    1,905,000  Chippewa Valley, MI Schools, UT GO School Building & Site Bonds, 5.00% (FSA INS), 5/1/2019                  1,999,945
    1,000,000  Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco              1,106,310
               Corp.)/(United States Treasury PRF 5/1/2012 @ 100), 5/1/2018
    1,000,000  Detroit, MI Sewage Disposal System, Senior Lein Refunding Revenue Bonds (Series 2003A), 5.00% (FSA          1,035,750
               INS), 7/1/2009
      500,000  Detroit, MI Water Supply System, Second Lien Revenue Bonds (Series 1995A), 5.10% (MBIA Insurance              507,725
               Corp. INS)/(Original Issue Yield: 5.20%), 7/1/2007
    1,000,000  Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 1999A), 5.75% (United States             1,076,240
               Treasury PRF 1/1/2010 @ 101)/(Original Issue Yield: 5.84%), 7/1/2019
    2,070,000  Detroit, MI Water Supply System, Senior Lien Bonds, 5.00% (FGIC INS), 7/1/2014                              2,199,934
    1,335,000  Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010                                               1,421,828
    1,000,000  Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019            1,035,010
    1,000,000  Detroit, MI, UT GO Bonds, (Series A-1), 5.375% (MBIA Insurance Corp. INS), 4/1/2017                         1,066,140
    1,120,000  Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2015                                             1,185,498
    1,200,000  Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2016                                             1,270,164
    1,000,000  Detroit, MI, UT GO Refunding Bonds, 5.25% (AMBAC INS)/(Original Issue Yield: 5.29%), 5/1/2008               1,027,270
    1,000,000  Detroit/Wayne County, MI Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield:          1,028,960
               5.55%), 2/1/2011
    1,000,000  Dickinson County, MI Economic Development Corp., Refunding Environmental Improvement Revenue Bonds          1,062,120
               (Series 2002A), 5.75% (International Paper Co.), 6/1/2016
    2,000,000  Dickinson County, MI Economic Development Corp., Refunding PCR Bonds (Series 2004A), 4.80%                  1,961,800
               (International Paper Co.), 11/1/2018
    1,925,000  East Grand Rapids, MI Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (Q-SBLF            2,056,458
               GTD), 5/1/2019
    2,270,000  East Lansing, MI School District, Refunding UT GO Bonds (Series 2005B), 5.00% (MBIA Insurance Corp.         2,419,026
               INS), 5/1/2014
      315,000  East Lansing, MI, UT GO Refunding Bonds (Series 1993B), 4.85%, 10/1/2007                                      316,118
    1,000,000  Ecorse, MI Public School District, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2008 @                1,043,050
               101)/(Original Issue Yield: 5.59%), 5/1/2017
    1,100,000  Farmington, MI Public School District, UT GO Bonds, 4.00% (Q-SBLF GTD)/(Original Issue Yield:               1,108,624
               4.27%), 5/1/2009
      675,000  Ferris State University, MI, Revenue Bonds, 5.40% (United States Treasury PRF 4/1/2007 @                      691,571
               101)/(Original Issue Yield: 5.45%), 10/1/2009
    2,000,000  Forest Hills, MI Public School, UT GO Bonds, 5.25% (United States Treasury PRF 5/1/2010 @                   2,110,280
               100)/(Original Issue Yield: 5.50%), 5/1/2019
    1,075,000  Gibraltar, MI School District, School Building & Site UT GO Bonds, 5.00% (FGIC INS), 5/1/2012               1,139,414
    1,000,000  Grand Blanc, MI Community Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2015            1,060,080
      200,000  Grand Rapids, MI Downtown Development Authority, Tax Increment Revenue Bonds, 6.60% (MBIA Insurance           200,462
               Corp. INS)/(Original Issue Yield: 6.70%), 6/1/2008
    1,000,000  Harper Creek, MI Community School District, UT GO Bonds, 5.125% (United States Treasury PRF 5/1/2011        1,060,580
               @ 100)/(Original Issue Yield: 5.21%), 5/1/2021
    1,000,000  Hartland, MI Consolidated School District, Refunding UT GO Bonds, 5.375% (Q-SBLF GTD), 5/1/2016             1,064,600
    1,650,000  Hartland, MI Consolidated School District, UT GO Bonds, 5.75% (Q-SBLF GTD), 5/1/2010                        1,769,114
    1,315,000  Hazel Park, MI School District, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2013                                   1,387,890
    1,660,000  Hemlock, MI Public School District, UT GO Bonds, 5.50% (United States Treasury PRF 11/1/2011 @ 100),        1,798,361
               5/1/2018
    1,375,000  Howell, MI Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (Q-SBLF GTD), 5/1/2014                1,454,943
    1,575,000  Howell, MI Public Schools, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2017                              1,660,097
    2,000,000  Howell, MI Public Schools, UT GO Bonds, 5.875% (United States Treasury PRF 5/1/2009 @ 100)/(Original        2,119,440
               Issue Yield: 5.95%), 5/1/2022
    2,000,000  Jackson County, MI Public Schools, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2010 @                2,135,580
               100)/(Original Issue Yield: 5.70%), 5/1/2019
    1,575,000  Jenison, MI Public Schools, UT GO Refunding  Bonds, 5.25% (FGIC INS), 5/1/2011                              1,678,446
    1,350,000  Kalamazoo, MI City School District, Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2013                  1,416,002
    2,560,000  Kent County, MI Building Authority, LT GO Building Authority Refunding Bonds, (Series 2005), 5.25%,         2,798,618
               6/1/2017
    1,345,000  Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020                           1,413,393
    1,250,000  Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital),           1,310,475
               7/1/2020
    1,000,000  Kent Hospital Finance Authority, MI, Revenue Bonds, 5.50% (Spectrum Health)/(United States Treasury         1,085,580
               PRF 7/15/2011 @ 101), 1/15/2015
    1,925,000  Lake Fenton, MI Community Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2017                                2,070,472
    1,000,000  Lake Orion, MI School District, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF               1,073,210
               5/1/2010 @ 100)/(Original Issue Yield: 5.89%), 5/1/2015
    1,700,000  Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021                    1,821,261
    1,000,000  Lanse Creuse, MI Public Schools, UT GO Bonds (Series 2000), 5.40% (United States Treasury PRF               1,060,560
               5/1/2010 @ 100)/(Original Issue Yield: 5.50%), 5/1/2016
    1,000,000  Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD),              1,042,420
               5/1/2020
    1,000,000  Madison, MI District Public Schools, Refunding UT GO Bonds, 5.50% (United States Treasury PRF               1,049,580
               5/1/2009 @ 100), 5/1/2015
    2,000,000  Mattawan, MI Consolidated School District, UT GO Bonds, 5.65% (United States Treasury PRF 5/1/2010 @        2,139,180
               100)/(Original Issue Yield: 5.67%), 5/1/2018
    1,350,000  Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, (Series XVII-A), 5.65%        1,380,672
               (AMBAC INS), 6/1/2010
    1,000,000  Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Clean Water                1,035,200
               Revolving Fund), 10/1/2008
    1,000,000  Michigan Municipal Bond Authority, Revenue Bonds (Series 2003C), 5.00% (Local Government Loan               1,024,370
               Program), 5/1/2008
    1,000,000  Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School             1,056,470
               District)/(FSA INS), 6/1/2013
    1,000,000  Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School             1,057,370
               District)/(FSA INS), 6/1/2015
    1,200,000  Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2009             1,258,152
      810,000  Michigan Municipal Bond Authority, Revenue Bonds, 5.50% (State Revolving Fund), 10/1/2006                     815,200
    2,190,000  Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund)/(United            2,340,322
               States Treasury PRF 10/1/2009 @ 101), 10/1/2013
    1,000,000  Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Clean Water Revolving Fund)/(United States         1,072,530
               Treasury PRF 10/1/2009 @ 101), 10/1/2015
    1,500,000  Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.25%             1,620,540
               (MBIA Insurance Corp. INS), 1/1/2014
    1,000,000  Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%,        1,071,520
               10/15/2019
    1,100,000  Michigan State Building Authority, Revenue Refunding Bonds, (Series 1), 4.75% (Original Issue Yield:        1,116,027
               4.98%), 10/15/2018
    1,500,000  Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.50%           1,594,725
               (Henry Ford Health System, MI), 3/1/2013
    1,000,000  Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.75% (Sparrow                 1,064,350
               Obligated Group, MI), 11/15/2016
    1,200,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Sparrow             1,263,780
               Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2016
    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Sparrow             1,047,990
               Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2017
    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette          1,030,850
               General Hospital, MI), 5/15/2012
    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette          1,027,870
               General Hospital, MI), 5/15/2013
    1,000,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (St. John          1,028,480
               Hospital, MI)/(United States Treasury COL)/(Original Issue Yield: 5.05%), 5/15/2013
    1,300,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton        1,369,979
               Hospital, MI), 3/1/2016
    1,175,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity               1,268,142
               Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020
    1,000,000  Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren         1,022,100
               Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013
    2,000,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy           2,130,840
               Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 8/15/2014
    1,325,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series 1997W), 5.00% (Mercy Health                1,356,429
               Services)/(United States Treasury COL)/(Original Issue Yield: 5.26%), 8/15/2011
    2,000,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health            2,151,000
               Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011
    2,000,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care         2,054,640
               Corp.), 8/1/2020
    1,500,000  Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2010        1,556,310
      480,000  Michigan State Hospital Finance Authority, Revenue Bonds, 5.20% (Sparrow Obligated Group,                     493,123
               MI)/(United States Treasury PRF 11/15/2006 @ 102), 11/15/2007
      450,000  Michigan State Hospital Finance Authority, Revenue Bonds, 5.30% (Sparrow Obligated Group,                     462,506
               MI)/(United States Treasury PRF 11/15/2006 @ 102), 11/15/2008
      450,000  Michigan State Hospital Finance Authority, Revenue Bonds, 5.40% (Sparrow Obligated Group,                     462,708
               MI)/(United States Treasury PRF 11/15/2006 @ 102), 11/15/2009
    1,000,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Chelsea Community                1,008,360
               Hospital)/(Original Issue Yield: 5.30%), 5/15/2012
      600,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds, (Series A), 5.10% (Henry Ford             609,954
               Health System, MI)/(Original Issue Yield: 5.20%), 11/15/2007
    1,400,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds, (Series A), 5.50% (MidMichigan          1,446,788
               Obligated Group)/(FSA INS), 6/1/2008
      565,000  Michigan State Housing Development Authority, LO MFH Revenue Refunding Bonds (Series 2000A), 6.30%            594,646
               (Oakbrook Villa Townhomes)/(GNMA COL Home Mortgage Program GTD), 7/20/2019
    1,000,000  Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2001A), 5.30% (MBIA                 1,024,110
               Insurance Corp. INS), 12/1/2016
      820,000  Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013               850,266
    2,000,000  Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender        1,927,500
               4/1/2014
      175,000  Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village,                       177,018
               Inc.)/(Original Issue Yield: 5.422%), 7/1/2018
      325,000  Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village,                       338,068
               Inc.)/(United States Treasury PRF 7/1/2008 @ 101)/(Original Issue Yield: 5.422%), 7/1/2018
    1,105,000  Michigan State Strategic Fund, Revenue Bonds, (Series A), 5.40% (NSF International)/                        1,136,272
               (United States Treasury PRF 8/1/2007 @ 101), 8/1/2010
    1,065,000  Michigan State Strategic Fund, Revenue Bonds, (Series A), 5.50% (NSF International)/                        1,096,343
               (United States Treasury PRF 8/1/2007 @ 101), 8/1/2011
    1,000,000  Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series 2002),          1,012,880
               4.625% (Waste Management, Inc.), 12/1/2012
    1,000,000  Michigan State Strategic Fund, Solid Waste Refunding LO Revenue Bonds, 4.50% (Waste Management,               993,910
               Inc.), 12/1/2013
      950,000  Michigan State Trunk Line, Refunding Revenue Bonds (Series 1998A), 5.25%, 11/1/2012                         1,022,713
    1,000,000  Michigan State Trunk Line, Refunding Revenue Bonds, 5.25% (FSA INS), 11/1/2013                              1,081,970
    1,000,000  Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011        1,078,780
               @ 100), 11/1/2018
    1,000,000  Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2007                                                     1,019,970
    1,250,000  Milan, MI Area Schools, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010 @            1,341,513
               100)/(Original Issue Yield: 5.86%), 5/1/2020
    2,000,000  Mount Clemens, MI Community School District, Refunding UT GO Bonds, 5.00% (FSA INS), 5/1/2014               2,131,300
    1,200,000  Newaygo, MI Public Schools, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2010 @ 100), 5/1/2014        1,277,004
    1,350,000  North Branch, MI Area Schools, UT GO School Building and Site Bonds, 5.00% (MBIA Insurance Corp.            1,426,815
               INS), 5/1/2017
      500,000  Northville, MI Public School District, Refunding UT GO Bonds, 5.00% (United States Treasury PRF               506,345
               5/1/2007 @ 100)/(Original Issue Yield: 5.05%), 5/1/2010
    1,765,000  Oakland County, MI EDC, LO Revenue Bonds (Series 1997), 5.50% (Lutheran Social Services of                  1,832,017
               Michigan)/(United States Treasury PRF 6/1/2007 @ 102), 6/1/2014
    1,000,000  Paw Paw, MI Public School District, School Building & Site UT GO Bonds, 5.50% (United States                1,064,170
               Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.60%), 5/1/2020
    1,100,000  Plymouth-Canton, MI Community School District, Refunding UT GO Bonds, 4.50% (FGIC INS)/(Original            1,111,638
               Issue Yield: 4.55%), 5/1/2012
    1,360,000  Pontiac, MI, LT GO Fiscal Stabilization Bonds, 5.00% (CDC IXIS Financial Guaranty N.A. INS),                1,439,873
               5/1/2016
      500,000  Portage, MI Public Schools, UT GO Refunding Bonds, 4.45% (FSA INS)/(Original Issue Yield: 4.57%),             508,090
               5/1/2012
    1,170,000  Romulus, MI Community Schools, UT GO Bonds, 6.00% (United States Treasury PRF 5/1/2009 @ 100),              1,243,710
               5/1/2011
    1,130,000  Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (FSA INS),                1,186,127
               11/1/2022
    2,000,000  Royal Oak City, MI School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp.         2,132,780
               INS), 5/1/2015
    1,000,000  Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 5.00%              1,019,270
               (Covenant Medical Center, Inc.), 7/1/2017
    1,500,000  Saginaw, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant            1,581,930
               Medical Center, Inc.)/(MBIA Insurance Corp. INS), 7/1/2013
    5,000,000  Saginaw, MI Hospital Finance Authority, Revenue Bonds, (Series F), 6.50% (Covenant Medical Center,          5,449,750
               Inc.)/(Original Issue Yield: 6.645%), 7/1/2030
    2,000,000  Saline, MI Area Schools, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010 @           2,143,400
               100), 5/1/2018
    1,000,000  Sault Ste Marie, MI Area Public Schools, UT GO Bonds, 5.375% (United States Treasury PRF 5/1/2009 @         1,046,160
               100)/(Original Issue Yield: 5.65%), 5/1/2019
      675,000  South Lyon, MI Community School District, UT GO Bonds, (Series A), 5.75% (United States Treasury PRF          724,417
               5/1/2010 @ 100)/(Original Issue Yield: 5.85%), 5/1/2019
    1,005,000  South Redford, MI School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp.          1,071,722
               INS), 5/1/2015
    1,675,000  Southfield, MI Public Schools, UT GO School Building and Site Bonds (Series B), 5.00% (FSA INS),            1,775,366
               5/1/2012
    1,130,000  Taylor, MI Building Authority, Refunding LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2015           1,206,885
    1,250,000  Trenton, MI Building Authority, LT GO Bonds, 5.625% (AMBAC INS)/(Original Issue Yield: 5.73%),              1,354,025
               10/1/2021
      170,000  Troy, MI City School District, Refunding UT GO  Bonds, 4.75% (Q-SBLF GTD)/(Original Issue Yield:              171,482
               4.80%), 5/1/2008
      830,000  Troy, MI City School District, UT GO Bonds, 4.75% (United States Treasury PRF 5/1/2007 @                      838,682
               100)/(Original Issue Yield: 4.80%), 5/1/2008
    1,000,000  University of Michigan, Revenue Refunding Bonds, (Series A-1), 5.25% (University of Michigan Health         1,035,970
               System), 12/1/2009
    1,000,000  Utica, MI Community Schools, UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2016                                      1,058,730
    1,060,000  Utica, MI Community Schools, UT GO School Building & Site Refunding Bonds, 5.00% (FSA INS), 5/1/2015        1,126,303
    1,000,000  Utica, MI Community Schools, UT GO School Building & Site Refunding Bonds, 5.50% (Q-SBLF GTD),              1,079,940
               5/1/2016
    1,450,000  Waterford, MI School District, UT GO Refunding Bonds, 4.85% (Q-SBLF GTD)/(Original Issue Yield:             1,450,000
               4.90%), 6/1/2010
    1,000,000  Waverly, MI Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (United            1,073,210
               States Treasury PRF 5/1/2010 @ 100), 5/1/2015
    1,000,000  Wayne County, MI Building Authority, LT GO Capital Improvement Bonds, 5.35% (MBIA Insurance Corp.           1,021,210
               INS)/(Original Issue Yield: 5.40%), 6/1/2009
    2,000,000  Wayne Westland Community Schools, MI, UT GO Refunding Bonds, 5.00% (FSA INS), 5/1/2014                      2,131,300
    1,775,000  West Bloomfield, MI School District, Refunding UT GO Bonds, 5.50% (United States Treasury PRF               1,912,154
               5/1/2011 @ 100), 5/1/2015
      900,000  West Bloomfield, MI School District, UT GO Bonds, 5.70% (United States Treasury PRF 5/1/2010 @                964,260
               100)/(Original Issue Yield: 5.75%), 5/1/2014
    1,000,000  West Branch Rose City, MI Area School District, UT GO Bonds, 5.50% (United States Treasury PRF              1,049,580
               5/1/2009 @ 100)/(Original Issue Yield: 5.60%), 5/1/2017
    1,025,000  Whitehall, MI District Schools, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2016                                   1,110,434
    1,080,000  Wyandotte, MI Electric Authority, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp.                      1,111,666
               INS)/(Original Issue Yield: 6.55%), 10/1/2008
                  TOTAL MUNICIPAL BONDS (IDENTIFIED COST $189,947,427)                                                   195,080,007
               SHORT-TERM MUNICIPALS--0.1%1
               PUERTO RICO--0.1%
      200,000  Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit                 200,000
               Suisse, Zurich LIQ), 3.160%, 6/7/2006 (AT COST)
                  TOTAL MUNICIPAL INVESTMENTS -  100.6%                                                                  195,280,007
                  (IDENTIFIED COST $190,147,427)2
                  OTHER ASSETS AND LIABILITIES - (0.6)%                                                                  (1,257,368)
                  TOTAL NET ASSETS - 100%                                                                              $ 194,022,639

    Securities that are subject to the federal alternative minimum tax (AMT) represent 4.3% of the Fund's portfolio as calculated based upon total market value.
  1 Current rate and next reset date shown for Variable Rate Demand Notes.
  2 The cost of investments for federal tax purposes amounts to $190,112,068.  The net unrealized appreciation of investments for federal tax purposes was $5,167,939. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,028,656 and net unrealized depreciation from investments for those securities having an excess of cost over value of $860,717.

Note:The categories of investments are shown as a percentage of total net assets at May 31, 2006.

INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 COL    --Collateralized
 EDC    --Economic Development Commission
 FGIC   --Financial Guaranty Insurance Company
 FSA    --Financial Security Assurance
 GNMA   --Government National Mortgage Association
 GO     --General Obligation
 GTD    --Guaranteed
 INS    --Insured
 LIQ    --Liquidity Agreement
 LO     --Limited Obligation
 LT     --Limited Tax
 MFH    --Multifamily Housing
 PCR    --Pollution Control Revenue
 PRF    --Prerefunded
 Q-SBLF --Qualified State Bond Loan Fund
 SFM    --Single Family Mortgage
 TOBs   --Tender Option Bonds
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes





FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS--97.1%
                  NORTH CAROLINA--85.1%
  $ 1,190,000     Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/                     $  1,285,497
                  (Original Issue Yield: 5.65%), 7/15/2025
      920,000     Asheville, NC Housing Authority, MFH Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments                      959,312
                  Project)/(FNMA GTD) 9/1/2021
      500,000     Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (United States           534,750
                  Treasury PRF 6/1/2010 @ 101)/(Original Issue Yield: 5.55%), 6/1/2026
      500,000     Cabarrus County, NC, COPs (Series 2002), 5.25%, 2/1/2018                                                   525,445
    2,000,000     Charlotte, NC Airport, Revenue Bonds, (Series B), 5.875% (MBIA Insurance Corp. INS)/                     2,115,840
                  (Original Issue Yield: 5.95%), 7/1/2019
    1,000,000     Charlotte, NC, COPs, 5.50% (Charlotte Convention Facilities)/(United States Treasury PRF 12/1/2010       1,080,440
                  @ 101)/(Original Issue Yield: 5.70%), 12/1/2020
      500,000     Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85%                      517,045
                  (International Paper Co.), 12/1/2020
    1,000,000     Cumberland County, NC, UT GO Bonds, 5.70% (United States Treasury PRF 3/1/2010 @ 102)/(Original          1,086,430
                  Issue Yield: 5.78%), 3/1/2017
    1,000,000     Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (United States              1,077,720
                  Treasury PRF 3/1/2010 @ 101)/(Original Issue Yield: 5.79%), 3/1/2019
    1,000,000     Forsyth County, NC, COPs, 5.375% (United States Treasury PRF 10/1/2011 @ 101), 10/1/2022                 1,084,520
      500,000     Gaston County, NC Industrial Facilities & PCFA, Exempt Facilities Revenue Bonds, 5.75% (National           522,895
                  Gypsum Co.), 8/1/2035
      900,000     Gastonia, NC Combined Utilities System, Water & Sewer Revenue Bonds, 5.625% (MBIA Insurance Corp.          969,813
                  INS)/(Original Issue Yield: 5.85%), 5/1/2019
      750,000     Harnett County, NC, COPs, 5.50% (FSA INS), 12/1/2015                                                       805,072
    1,000,000     Haywood County, NC Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion                1,046,740
                  International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024
    1,000,000     High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (Original Issue Yield:              1,082,730
                  5.67%), 6/1/2018
      500,000     North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke                511,575
                  University), 10/1/2041
      500,000     North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series                524,960
                  2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017
      500,000     North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%,           543,380
                  1/1/2019
      770,000     North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019                             795,356
      655,000     North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018                             674,375
      300,000     North Carolina Medical Care Commission, FHA Insured Mortgage Revenue Bonds (Series 2003), 5.375%           320,277
                  (Betsy Johnson Regional Hospital)/(FSA INS), 10/1/2024
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds                529,025
                  (Series 2001), 6.625% (Moravian Homes, Inc.)/(Original Issue Yield: 7.00%), 4/1/2031
      250,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds                256,075
                  (Series 2005A), 6.00% (Pennybyrn at Maryfield), 10/1/2023
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25%         522,575
                  (Arbor Acres Community)/(Original Issue Yield: 6.40%), 3/1/2027
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,               531,880
                  6.875% (Presbyterian Homes, Inc.)/(Original Issue Yield: 7.00%), 10/1/2021
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding            502,095
                  Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023
    1,000,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25%        1,059,770
                  (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019
      250,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25%         256,428
                  (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021
      200,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25%         204,846
                  (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022
    1,205,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25%       1,277,360
                  (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021
    1,230,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham        1,307,601
                  Memorial Hospital )/(Radian Asset Assurance INS), 10/1/2019
      625,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland              654,187
                  Memorial Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.593%), 10/1/2019
      400,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80%            421,164
                  (Arc of North Carolina Projects), 10/1/2034
    1,000,000     North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast           1,067,280
                  Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025
      500,000     North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375%                      512,445
                  (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032
    1,000,000     North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional            1,060,370
                  Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019
      685,000     North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical                728,792
                  Center)/(Radian Asset Assurance INS), 10/1/2018
      250,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series         261,350
                  2002), 6.25% (Forest at Duke)/(Original Issue Yield: 6.35%), 9/1/2021
      500,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series         534,365
                  2003A), 6.375% (Givens Estates )/(Original Issue Yield: 6.50%), 7/1/2023
      550,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series         567,028
                  2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033
      500,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series         499,450
                  2005A), 5.50% (United Methodist Retirement Homes)/(Original Issue Yield: 5.55%), 10/1/2035
    1,000,000     North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 1999B), 6.50%                1,084,700
                  (Original Issue Yield: 6.73%), 1/1/2020
      910,000     North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds, 10.50% (Escrowed In                 1,030,830
                  Treasuries COL), 1/1/2010
    1,200,000     Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds           1,232,304
                  (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance INS)/(Original
                  Issue Yield: 5.242%), 10/1/2021
    1,080,000     Onslow, NC Water & Sewer Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 6/1/2025       1,115,208
    1,200,000     Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (FSA                  1,286,616
                  INS)/(Original Issue Yield: 6.02%), 7/1/2019
    1,000,000     Pitt County, NC, COPs (Series 2000B), 5.50% (FSA INS)/(Original Issue Yield: 5.63%), 4/1/2025            1,060,250
      500,000     Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries            516,370
                  COL)/(Original Issue Yield: 5.85%), 12/1/2021
      500,000     Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 5/1/2030          514,475
    1,500,000     Randolph County, NC, COPs (Series 2000), 5.60% (FSA INS)/(Original Issue Yield: 5.77%), 6/1/2018         1,594,545
      500,000     Wilmington, NC Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (FSA INS)/                        539,355
                  (Original Issue Yield: 5.76%), 6/1/2018
                     TOTAL                                                                                                40,792,911
                  PUERTO RICO--10.9%
    1,000,000     Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds (Series                978,970
                  2006A), 4.50% (CDC IXIS Financial Guaranty N.A. INS), 7/1/2036
    1,500,000   1 Puerto Rico Electric Power Authority, Drivers (Series 266), 7.246% (FSA INS), 7/1/2015                   1,818,120
      500,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00%           499,980
                  (Original Issue Yield: 5.10%), 7/1/2033
      395,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         430,736
                  Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico
                  Project)/(Original Issue Yield: 6.65%), 6/1/2026
      500,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         499,190
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2036
    1,000,000     Puerto Rico Public Finance Corp., Commonwealth Appropriation Bonds (Series 2001E), 5.75% (United         1,014,250
                  States Treasury PRF 2/1/2007 @100)/(Original Issue Yield: 5.80%), 8/1/2030
                     TOTAL                                                                                                 5,241,246
                  VIRGIN ISLANDS--1.1%
      500,000     University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%),            516,070
                  6/1/2034
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $44,186,330)                                                  46,550,227
                  SHORT-TERM MUNICIPALS--1.7%2
                  PUERTO RICO--1.7%
      800,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit              800,000
                  Suisse, Zurich LIQ), 3.160%, 6/7/2006 (AT AMORTIZED COST)
                     TOTAL MUNICIPAL INVESTMENTS - 98.8%                                                                  47,350,227
                     (IDENTIFIED COST $44,986,330)3
                     OTHER ASSETS AND LIABILITIES - NET - 1.2%                                                               596,156
                     TOTAL NET ASSETS - 100%                                                                            $ 47,946,383

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.9% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, this security amounted to $1,818,120 which represents 3.8% of total net assets.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $44,984,621. The net unrealized appreciation of investments for federal tax purposes was $2,365,606. This consists of net unrealized appreciation for those securities having an excess of value over cost of $2,391,507 and net unrealized depreciation for those securities having an excess of cost over value of $25,901.


Note:The categories of investments are shown as a percentage of total net assets at May 31, 2006.

INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For municipal bonds, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 AMT   --Alternative Minimum Tax
 COL   --Collateralized
 COPs  --Certificates of Participation
 FHA   --Federal Housing Administration
 FNMA  --Federal National Mortgage Association
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 MFH   --Multifamily Housing
 PCFA  --Pollution Control Financing Authority
 PRF   --Prerefunded
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes





FEDERATED NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS--98.3%
                  NEW YORK--92.9%
  $   500,000     Albany County, NY IDA, IDRB (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024            $    515,300
      500,000     Albany, NY IDA, Civic Facility Revenue Bonds, (Series A), 5.75% (Albany Law School)/                       530,585
                  (Radian Asset Assurance INS)/(Original Issue Yield: 5.83%), 10/1/2030
      500,000   1 Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing           544,145
                  Corp.)/(AMBAC INS)/(Original Issue Yield: 5.82%), 8/1/2025
      500,000     Broome County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 5.00% (University Plaza-Phase          503,765
                  II )/(American Capital Access INS)/(Original Issue Yield: 5.05%), 8/1/2025
      400,000     Cattaraugus County, NY IDA, Civic Facility Revenue Bonds, 5.10% (St. Bonaventure University),              399,984
                  5/1/2031
      290,000     Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and           315,117
                  Health Centers), 3/1/2029
      785,000     Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%),              801,862
                  7/1/2020
      500,000     East Rochester, NY Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's           532,455
                  Residence Facility LLC)/(GNMA GTD), 12/20/2022
      500,000     Essex County, NY IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 5.20%                   501,340
                  (International Paper Co.), 12/1/2023
      750,000     Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035                760,568
      500,000     Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue           506,075
                  Yield: 5.10%), 7/1/2033
      220,000     Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA             239,833
                  INS), 7/1/2023
      330,000     Kiryas Joel, NY, UT GO Notes, 6.10% BANs, 5/11/2007                                                        333,316
      500,000     Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes            520,295
                  Memorial Hospital Civic Facility), 7/1/2030
    1,000,000     Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003B), 5.25%,            1,077,520
                  12/1/2014
    1,000,000     Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2006B), 5.00%,            1,023,720
                  12/1/2035
      500,000     Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University),           516,840
                  7/1/2023
      320,000     Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2005A), 5.00% (Morrisville State              330,947
                  College Foundation)/(CDC IXIS Financial Guaranty NA INS), 6/1/2028
      500,000     Monroe County, NY IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/                        522,000
                  (Radian Asset Assurance INS)/(Original Issue Yield: 5.25%), 6/1/2026
      500,000     Monroe County, NY IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA Insurance Corp.         530,325
                  INS), 10/1/2021
      165,000     Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B) , 5.875% (North               172,908
                  Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011
      500,000     Nassau County, NY IDA, IDRB (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center LLC)/(KeySpan            509,375
                  Corp. GTD), 6/1/2027
      500,000     New York City, NY IDA, (Series 1995) Civic Facility Revenue Bonds, 6.30% (College of New                   510,665
                  Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015
      250,000     New York City, NY IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/                       266,848
                  (AMBAC INS), 7/1/2017
      400,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island                  404,788
                  University Hospital), 7/1/2031
      300,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New          308,793
                  York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023
      200,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island                   203,508
                  University Hospital), 7/1/2032
    1,000,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2003), 5.00% (Roundabout Theatre Co.,        1,007,260
                  Inc.)/(American Capital Access INS), 10/1/2023
      230,000     New York City, NY IDA, Civic Facility Revenue Bonds, 7.00% (Mt. St. Vincent College, NY), 5/1/2008         230,283
      400,000   2 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),                 419,512
                  3/1/2015
      500,000     New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I           509,395
                  LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028
      500,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032                468,135
      300,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association),           316,911
                  1/1/2024
      500,000     New York City, NY Municipal Water Finance Authority, Crossover Refunding Revenue Bonds (Series             511,150
                  2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026
      500,000     New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25%          530,745
                  (AMBAC INS), 8/1/2022
      500,000   2 New York City, NY, RITES (PA-1349), 6.067% (MBIA Insurance Corp. INS), 8/1/2018                            579,030
        5,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50% (United States Treasury PRF                     5,477
                  6/1/2013@100), 6/1/2023
      495,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023                                     528,422
      500,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.25%, 8/15/2025                                    526,510
      515,000     New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015                                            548,562
      500,000     New York Counties Tobacco Trust III, Revenue Bonds, 5.75% (Original Issue Yield: 5.93%), 6/1/2033          518,335
      700,000     New York Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group,               758,548
                  Inc.), 10/1/2035
      500,000     New York State Dormitory Authority, Court Facilities Lease Revenue Bonds (Series 2003A), 5.375%            545,975
                  (New York City, NY)/(United States Treasury PRF 5/15/2013@100), 5/15/2023
      500,000     New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125%              539,280
                  (State University of New York)/(United States Treasury PRF 5/15/2012@101), 5/15/2021
      500,000     New York State Dormitory Authority, FHA-INS Mortgage Nursing Home Revenue Bonds (Series 2001),             554,190
                  6.10% (Norwegian Christian Home and Health Center)/(MBIA Insurance Corp. INS), 8/1/2041
    1,000,000     New York State Dormitory Authority, INS Revenue Bonds (Series 1999), 6.00% (Pratt                        1,074,530
                  Institute)/(Radian Asset Assurance INS), 7/1/2020
      500,000     New York State Dormitory Authority, INS Revenue Bonds (Series 2005), 5.125% (Providence Rest               509,800
                  Home)/(American Capital Access INS), 7/1/2030
      750,000     New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering         777,743
                  Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 1993A), 5.75% (City University of New            558,605
                  York)/(FSA INS)/(Original Issue Yield: 6.05%), 7/1/2018
      750,000     New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence )/(Allied         771,585
                  Irish Banks PLC LOC), 7/1/2022
      250,000     New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island           262,263
                  Jewish Obligated Group)/(Original Issue Yield: 5.48%), 5/1/2023
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law                      533,300
                  School)/(Radian Asset Assurance INS), 7/1/2018
      750,000     New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University               778,215
                  Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist                 519,320
                  Hospital), 7/1/2024
      250,000     New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester,          264,140
                  NY), 7/1/2024
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General                  514,090
                  Hospital)/(Radian Asset Assurance INS), 12/1/2025
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health              505,110
                  Obligated Group), 7/1/2026
    1,000,000     New York State Dormitory Authority, Revenue Bonds (Series 2005F), 5.00% (New York State Personal         1,039,580
                  Income Tax Revenue Bond Fund)/(AMBAC INS), 3/15/2025
      200,000     New York State Dormitory Authority, Revenue Bonds, 5.00% (Fordham University)/(FGIC INS), 7/1/2022         207,398
      250,000     New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset                 257,953
                  Assurance INS)/(Original Issue Yield: 5.30%), 7/1/2020
      500,000     New York State Dormitory Authority, Revenue Bonds, 5.10% (Catholic Health Services of Long                 504,030
                  Island)/(Original Issue Yield: 5.19%), 7/1/2034
      500,000     New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(MBIA Insurance Corp.           527,220
                  INS)/(Original Issue Yield: 5.28%), 7/1/2030
      300,000     New York State Dormitory Authority, Revenue Bonds, 5.00% (Fordham University)/(United States               319,380
                  Treasury PRF 7/1/2012@100), 7/1/2022
      400,000     New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Revenue Bonds          416,616
                  (Series 2002B), 5.00% (Original Issue Yield: 5.07%), 6/15/2022
      500,000     New York State Environmental Facilities Corp., Revenue Bonds (Series 2002A), 5.25% (New York State         530,200
                  Personal Income Tax Revenue Bond Fund)/(FGIC INS), 1/1/2021
      500,000     New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A),          503,275
                  4.45% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2009
      900,000     New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series            916,344
                  A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024
        5,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375%, 9/15/2015             5,110
    1,000,000   2 New York State Thruway Authority, Drivers (Series 1069), 8.640% (New York State Thruway Authority-       1,208,300
                  Highway & Bridge Trust Fund)/(AMBAC INS), 4/1/2013
      750,000     New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.25% (New York State                812,348
                  Personal Income Tax Revenue Bond Fund)/(United States Treasury PRF), 3/15/2019
      500,000     New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125%             521,995
                  (Empire State Development Corp.), 1/1/2022
      500,000     Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D),              519,470
                  5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility), Mandatory Tender  11/15/2015
      400,000     Niagara Falls, NY City School District, COPs (Series 1998), 5.375% (United States Treasury PRF             416,908
                  6/15/2008@101)/(Original Issue Yield: 5.42%), 6/15/2028
      200,000     Schenectady, NY, Tax Anticipation Notes (Series 2005), 4.70% TANs, 12/29/2006                              199,604
      500,000     Suffolk County, NY IDA, Continuing Care Retirement Community Revenue Refunding Bonds (Series               494,660
                  2006), 5.00% (Jefferson's Ferry), 11/1/2028
      500,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue               490,705
                  Yield: 5.125%), 6/1/2026
      440,000     Tompkins County, NY IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375%         444,897
                  (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018
      500,000     United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%,           509,480
                  7/1/2022
      300,000     Utica, NY Industrial Development Agency Civic Facility, Revenue Bonds (Series 2004A), 6.875%               327,576
                  (Utica College)/(United States Treasury PRF 6/1/2009@101), 12/1/2024
      500,000     Westchester County, NY IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward                    517,165
                  School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021
      175,000     Westchester County, NY IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A),              185,680
                  6.375% (Kendal on Hudson )/(Original Issue Yield: 6.55%), 1/1/2024
      500,000     Yonkers, NY IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside                 517,840
                  Hospital), 7/1/2031
    1,000,000     Yonkers, NY IDA, Revenue Bonds, 5.25% (Monastery Manor Association LP)/(New York State Mortgage          1,028,970
                  Agency GTD), 4/1/2037
                      TOTAL                                                                                               42,972,002
                  PUERTO RICO--5.4%
      500,000   2 Puerto Rico Electric Power Authority, Drivers (Series 266), 7.246% (FSA INS), 7/1/2015                     606,040
      500,000     Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017               514,910
      500,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00%           499,980
                  (Original Issue Yield: 5.10%), 7/1/2033
      240,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         241,639
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2026
      100,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing          99,838
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2036
      135,000     Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto         138,453
                  Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027
      365,000     Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (United States Treasury         390,831
                  PRF 7/1/2012@100)/(Original Issue Yield: 5.40%), 7/1/2027
                      TOTAL                                                                                                2,491,691
                      TOTAL MUNICIPAL BONDS (IDENTIFIED COST $44,630,750)                                                 45,463,693
                  SHORT-TERM MUNICIPALS --1.3%3
                  PUERTO RICO--1.3%
      600,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit              600,000
                  Suisse, Zurich LIQ), 3.160%, 6/7/2006
                  (AT COST)
                      TOTAL INVESTMENTS - 99.6%                                                                           46,063,693
                      (IDENTIFIED COST $45,230,750)4
                      OTHER ASSETS AND LIABILITIES - NET - 0.4%                                                              200,913
                      TOTAL NET ASSETS - 100%                                                                           $ 46,264,606

 Securities that are subject to the federal alternative minimum tax (AMT) represent 10.8% of the Fund's portfolio as calculated based upon total market value.

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $2,812,882 which represents 6.1% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2006 is as follows:

    SECURITY NAME                                                                          ACQUISITION     ACQUISITION COST
                                                                                           DATE
    New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center      3/15/2005                $400,000
    LLC), 3/1/2015
    New York City, NY, Residual Interest Tax-Exempt Securities (PA-1349), 6.067% (MBIA        2/06/2006                $589,424
    Insurance Corp. INS), 8/1/2018

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes was $45,230,734. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures and swaps contracts was $832,959. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,084,553 and net unrealized depreciation from investments for those securities having an excess of cost over value of $251,594. At May 31, 2006, the Fund had the following outstanding short futures contracts: NUMBER OF UNREALIZED CONTRACTS CONTRACTS NOTIONAL VALUE EXPIRATION DATE APPRECIATION U.S. Treasury Note 10 Year Futures5
(15) (1,573,828) September 2006 $3,047 5 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 BANs  --Bond Anticipation Notes
 COPs  --Certificates of Participation
 FGIC  --Financial Guaranty Insurance Company
 FHA   --Federal Housing Administration
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 IDA   --Industrial Development Authority
 IDRB  --Industrial Development Revenue Bond
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 PRF   --Prerefunded
 RITES --Residual Interest Tax-Exempt Securities
 TANs  --Tax Anticipation Notes
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes



FEDERATED OHIO MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS--98.8%
                  OHIO--93.1%
  $ 1,000,000     Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series 2004A), 5.125%      $   1,032,870
                  (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.38%), 11/15/2024
    1,750,000     Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25%         1,812,772
                  (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.47%), 11/15/2031
    1,000,000     Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020                                   1,091,820
      300,000     Alliance, OH City School District, UT GO Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.85%),           325,875
                  12/1/2022
      395,000     Alliance, OH Waterworks, Revenue Refunding Bonds, 5.00% (MBIA Insurance Corp. INS)/                        407,533
                  (Original Issue Yield: 5.20%), 11/15/2020
    1,000,000     Bay Village, OH City School District, School Improvement UT GO Bonds, 5.125% (Original Issue             1,043,070
                  Yield: 5.16%), 12/1/2021
      100,000     Canfield, OH, UT GO Bonds, 7.75% (Original Issue Yield: 7.80%), 12/1/2006                                  101,970
      150,000     Cincinnati, OH, UT GO Bonds, 5.00%, 12/1/2014                                                              156,939
      250,000     Clearview, OH Local School District, UT GO Bonds, 6.00% (Original Issue Yield: 6.17%), 12/1/2024           272,950
    1,000,000     Cleveland, OH Waterworks, Revenue Bonds (Series 2002K), 5.25% (United States Treasury PRF                1,071,260
                  1/1/2012@100), (Original Issue Yield: 4.71%), 1/1/2021
      250,000     Cleveland, OH, LT GO Bonds, 5.20% (AMBAC INS)/(Original Issue Yield: 5.30%), 9/1/2006                      251,005
      530,000     Cleveland-Cuyahoga County, OH Port Authority, Bond Fund Program Development Revenue Bonds (Series          543,250
                  2004E), 5.60% (Port of Cleveland Bond Fund), 5/15/2025
      415,000     Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50%              444,755
                  (Port of Cleveland Bond Fund), 11/15/2021
      500,000     Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2002C), 5.95%              525,660
                  (Port of Cleveland Bond Fund), 5/15/2022
      500,000     Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2005B), 5.125%             503,155
                  (Port of Cleveland Bond Fund), 5/15/2025
      500,000     Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25%           500,275
                  (St. Clarence-GEAC LLC), 5/1/2038
    1,000,000     Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds,            1,067,500
                  7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018
    1,610,000     Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds,             1,667,235
                  5.00% (FGIC INS), 12/1/2024
    1,000,000     Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds,             1,070,040
                  5.25% (FSA INS), 12/1/2024
    1,000,000     Columbus, OH Tax Increment Financing, Tax Allocation Revenue Bonds (Series 2004A), 5.00% (Easton         1,032,600
                  Project)/(AMBAC INS), 12/1/2024
    1,000,000     Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020                                    1,111,230
    1,000,000     Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional             1,041,400
                  Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022
    1,000,000     Erie County, OH, Revenue Bonds (Series 2006A), 5.00% (Firelands Regional Medical Center),                1,011,090
                  8/15/2036
    1,500,000     Fairfield, OH Hospital Facilities, Revenue Bonds, 5.00% (Radian Asset Assurance INS)/                    1,518,675
                  (Original Issue Yield: 5.05%), 6/15/2028
    1,500,000     Fairview Park, OH, Various Purpose Refunding & Improvement LT GO Bonds, 5.00% (MBIA Insurance            1,551,600
                  Corp. INS), 12/1/2030
      200,000     Findlay, OH, LT GO Bonds, 5.875% (United States Treasury PRF 7/1/2006@102)/(Original Issue Yield:          204,384
                  6.00%), 7/1/2017
      100,000     Forest Hills, OH Local School District, UT GO Bonds, 5.70% (United States Treasury PRF                     103,948
                  12/1/2007@101), 12/1/2016
      500,000     Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.125%               501,055
                  (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035
    1,500,000     Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian            1,529,625
                  Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021
    1,610,000     Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series              1,647,143
                  2005C), 5.00% (Children's Hospital)/(FGIC INS), 5/1/2035
      750,000     Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment           768,292
                  Corp.), 6/1/2011
    1,000,000     Gallipolis, OH City School District, School Facilities Construction & Improvement UT GO Bonds,           1,035,830
                  5.00% (MBIA Insurance Corp. INS), 12/1/2030
      250,000     Greene County, OH Sewer Systems, Revenue Bonds, 5.25% (United States Treasury PRF                          263,938
                  12/1/2008@102)/(Original Issue Yield: 5.42%), 12/1/2025
    1,000,000     Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development         1,033,970
                  LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.55%),
                  9/1/2022
    1,000,000     Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development          1,033,510
                  LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.65%),
                  9/1/2027
    1,530,000     Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25%                   1,617,516
                  (Cincinnati Children's Hospital Medical Center)/(FGIC INS), 5/15/2023
    2,400,000     Hamilton County, OH Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan          2,600,520
                  Sewer District of Greater Cincinnati)/(United States Treasury PRF 6/1/2010@101)/(Original Issue
                  Yield: 5.78%), 12/1/2025
    2,000,000     Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.25% (AMBAC INS)/(Original        2,091,960
                  Issue Yield: 5.62%), 12/1/2032
    1,310,000     Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds,             1,358,012
                  5.00% (FSA INS), 12/1/2029
    2,000,000     Hamilton, OH City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original        2,134,760
                  Issue Yield: 5.75%), 12/1/2024
    1,000,000     Heath, OH City School District, School Improvement UT GO Bonds, (Series A), 5.50% (FGIC                  1,072,400
                  INS)/(Original Issue Yield: 5.635%), 12/1/2027
    1,010,000   1 Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue             1,093,194
                  Yield: 6.09%), 5/1/2024
    1,500,000     Lake, OH Local School District, Stark County, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue              1,624,005
                  Yield: 5.90%), 12/1/2021
      150,000     Liberty, OH, UT GO Bonds, 5.625% (Original Issue Yield: 5.76%), 12/1/2027                                  162,083
    2,000,000     Licking Heights, OH Local School District, School Facilities Construction & Improvement UT GO            2,144,800
                  Bonds  (Series 2000A), 5.50% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield:
                  5.58%), 12/1/2024
       10,000     Lima, OH, Hospital Revenue Refunding Bonds, 7.50% (St. Rita Hospital of Lima, OH)/(United States            10,163
                  Treasury COL), 11/1/2006, Escrowed to Maturity
    1,500,000     Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal          1,492,005
                  at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021
    1,000,000     Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare            1,033,420
                  Partners)/(Original Issue Yield: 5.52%), 10/1/2033
    1,500,000     Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A),           1,592,040
                  6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030
      355,000     Mansfield City School District, OH, UT GO Bonds, 5.75% (United States Treasury PRF 6/1/2010@100),          381,597
                  (Original Issue Yield: 5.75%), 12/1/2021
    1,000,000     Medina County, OH Library District, UT GO Bonds, 5.25% (FGIC INS), 12/1/2023                             1,065,120
    1,000,000     Miami County, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 1996A),              1,021,170
                  6.375% (Upper Valley Medical Center, OH)/(Original Issue Yield: 6.62%), 5/15/2026
      400,000     Montgomery County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Franciscan Health            418,476
                  Care)/(United States Treasury PRF 1/1/2010@100)/(Original Issue Yield: 5.551%), 7/1/2018
    1,000,000     Montgomery County, OH, MFH Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(FHLMC              993,040
                  GTD), 11/1/2035
    1,415,000     Oak Hills, OH Local School District, UT GO Bonds, 5.00% (FSA INS), 12/1/2025                             1,473,652
    1,090,000     Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GNMA GTD), 9/1/2022               1,092,605
    2,500,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                  2,582,875
                  (Cleveland Electric Illuminating Co.), 12/1/2013
      500,000     Ohio State Building Authority, Revenue Refunding Bonds (Series A), 5.25%, 10/1/2008                        517,145
    1,000,000     Ohio State Higher Educational Facilities Commission, Higher Educational Facility Revenue Bonds,          1,040,070
                  5.125% (Oberlin College), 10/1/2024
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2002B), 5.50% (Case           1,076,180
                  Western Reserve University, OH), 10/1/2022
    2,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2006), 5.00% (Xavier          2,092,240
                  University)/(CDC IXIS Financial Guaranty NA INS), 5/1/2022
    2,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster),          2,067,200
                  9/1/2020
    1,500,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (John Carroll                  1,535,610
                  University, OH), 4/1/2032
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Otterbein                     1,030,510
                  College)/(CDC IXIS Financial Guaranty NA INS), 12/1/2035
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (University of                 1,032,140
                  Dayton)/(AMBAC INS), 12/1/2027
      300,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.15% (Denison                         305,034
                  University)/(United States Treasury PRF 11/1/2006@101)/(Original Issue Yield: 5.20%), 11/1/2008
      500,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace                 522,045
                  College), 12/1/2021
    1,070,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace               1,114,298
                  College)/(Original Issue Yield: 5.53%), 12/1/2023
      610,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace                 634,845
                  College)/(Original Issue Yield: 5.61%), 12/1/2024
      100,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.75% (John Carroll                    103,677
                  University, OH), 4/1/2019
    2,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.85% (John Carroll                  2,148,680
                  University, OH)/(Original Issue Yield: 6.05%), 4/1/2020
    2,000,000     Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023                    2,127,480
    2,000,000     Ohio State Water Development Authority, PCR Bonds, 5.10%, 12/1/2022                                      2,133,140
        5,000     Ohio State Water Development Authority, Pure Water Revenue Refunding Bonds, 5.50% (AMBAC                     5,007
                  INS)/(Original Issue Yield: 6.30%), 12/1/2018
      200,000     Ohio State, UT GO Bonds (Series B), 5.00% (Original Issue Yield: 5.02%), 9/15/2021                         207,362
      250,000     Ohio State, UT GO  Bonds (Series B), 5.25% (United States Treasury PRF 2/1/2008@101), 2/1/2012             258,765
      250,000     Ohio State, UT GO Bonds (Series C), 5.00%, 5/1/2007                                                        253,205
      250,000     Ohio State, UT GO Bonds, 5.00% (United States Treasury PRF 8/1/2007@101)/(Original Issue Yield:            256,350
                  5.00%), 8/1/2008
    1,000,000     Ohio University, General Receipts Revenue Bonds (Series 2006B), 5.00% (FSA INS), 12/1/2023               1,050,020
    1,000,000     Ohio Waste Development Authority Solid Waste, Revenue Bonds (Series 2002), 4.85% TOBs (Waste             1,009,460
                  Management, Inc.), Mandatory Tender 11/1/2007
    1,620,000     Olentangy, OH Local School District, School Facilities Construction & Improvement UT GO Bonds            1,747,688
                  (Series 2002A), 5.25%, 12/1/2021
    2,000,000     Olentangy, OH Local School District, UT GO Bonds, 5.00% (FSA INS), 12/1/2030                             2,071,660
    1,835,000     Otsego, OH Local School District, Construction & Improvement UT GO Bonds, 5.00% (FSA                     1,896,601
                  INS)/(Original Issue Yield: 5.15%), 12/1/2028
    1,255,000     Ottawa & Glandorf, OH Local School District, School Facilities Construction & Improvement UT GO          1,337,880
                  Bonds, 5.25% (MBIA Insurance Corp. INS), 12/1/2020
    1,000,000     Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General             1,046,480
                  Hospital Association)/(United States Treasury PRF 11/1/2008@101)/
                  (Original Issue Yield: 5.45%), 11/1/2029
      500,000     Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A),               503,640
                  7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034
    1,000,000     Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75%        1,065,760
                  (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019
    1,000,000     Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (FSA INS), 1/15/2031                  1,035,310
    1,500,000     Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A) , 5.375% (OASBO            1,580,625
                  Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032
    2,000,000     Springboro, OH Community School District, School Improvement UT GO Bonds, 5.00% (MBIA Insurance          2,061,140
                  Corp. INS)/(Original Issue Yield: 5.03%), 12/1/2032
    1,000,000     Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity             1,070,030
                  Health System Obligated Group)/(Original Issue Yield: 6.55%), 10/1/2020
      250,000     Summit County, OH, Sanitary Sewer System Improvement LT GO Bonds, 5.50% (United States Treasury            272,468
                  PRF 12/1/2011@101), (Original Issue Yield: 5.04%), 12/1/2016
      500,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond          538,040
                  Fund), 11/15/2032
      860,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2005C), 5.125% (Northwest Ohio Bond          865,427
                  Fund), 11/15/2025
    1,500,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021                     1,698,135
    1,375,000     Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park            1,408,165
                  Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023
    2,000,000     Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset           2,144,800
                  Assurance INS), 10/1/2026
      100,000     University of Cincinnati, OH, General Receipts Revenue Bond (Series AO), 5.75% (United States              107,552
                  Treasury PRF 12/1/2009@101)/(Original Issue Yield: 5.90%), 6/1/2019
    1,025,000     University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC INS),          1,059,809
                  6/1/2026
    1,000,000     Warrensville Heights, OH School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield:           1,081,590
                  5.83%), 12/1/2024
    1,695,000     Washington Court House, OH, School Improvement UT GO Bonds, 5.00% (FGIC INS), 12/1/2029                  1,754,630
    1,995,000     Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights              2,097,483
                  Project)/(GNMA GTD), 2/20/2043
      150,000     Westerville, OH City School District, UT GO Bonds, 5.65% (United States Treasury PRF                       154,563
                  12/1/2006@102)/(Original Issue Yield: 5.85%), 12/1/2022
                      TOTAL                                                                                              109,453,576
                  PUERTO RICO--5.4%
    2,000,000   2 Puerto Rico Electric Power Authority, Drivers (Series 266), 7.246% (FSA INS), 7/1/2015                   2,424,160
    1,000,000     Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017             1,029,820
    1,000,000   2 Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series        1,203,940
                  PA 331B), 6.673% (AMBAC INS), 1/1/2011
      990,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities                 1,079,565
                  Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico
                  Project)/(Original Issue Yield: 6.65%), 6/1/2026
      470,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities                   473,210
                  Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez
                  University System), 3/1/2026
      200,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities                   199,676
                  Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez
                  University System), 3/1/2036
                      TOTAL                                                                                                6,410,371
                  VIRGIN ISLANDS--0.3%
      305,000     Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/                              307,425
                  (Original Issue Yield: 6.522%), 3/1/2025
                      TOTAL MUNICIPAL BONDS (IDENTIFIED COST $111,824,499)                                               116,171,372
                  SHORT-TERM MUNICIPALS--0.9%3
                  PUERTO RICO--0.9%
    1,000,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit            1,000,000
                  Suisse, Zurich LIQ), 3.160%, 6/7/2006 (AT AMORTIZED COST)
                      TOTAL INVESTMENTS - 99.7%                                                                          117,171,372
                      (IDENTIFIED COST $112,824,499)4
                      OTHER ASSETS AND LIABILITIES - NET - 0.3%                                                              364,434
                      TOTAL NET ASSETS - 100%                                                                          $ 117,535,806

 Securities that are subject to the federal alternative minimum tax (AMT) represent 5.8% of the Fund's portfolio as calculated based upon total portfolio market value.

  1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
  2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At May 31, 2006, these securities amounted to $3,628,100 which represents 3.1% of total net assets.
  3 Current rate and next reset date shown for Variable Rate Demand Notes.
  4 At May 31, 2006, the cost of investments for federal tax purposes was $112,823,248. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts was $4,348,124.
    This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
    $4,552,610 and net unrealized depreciation from investments for those securities having an excess of cost over value of
    $204,486.
    At May 31, 2006, the Fund had the following open futures contracts:
                                                NUMBER OF                                                                UNREALIZED
    CONTRACTS                                   CONTRACTS         NOTIONAL VALUE         EXPIRATION DATE               APPRECIATION
    U.S. Treasury Note 10 Year Futures5         (40)              $(4,196,875)           September 2006                      $8,125
  5 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 FGIC  --Financial Guaranty Insurance Company
 FHLMC --Federal Home Loan Mortgage Corporation
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 LT    --Limited Tax
 MFH   --Multifamily Housing
 PCR   --Pollution Control Revenue
 PRF   --Prerefunded
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes






FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   MUNICIPAL BONDS--98.2%
                   PENNSYLVANIA--96.9%
  $  1,500,000     Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront     $   1,618,110
                   Project), 12/15/2018
     4,250,000     Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125%           4,519,662
                   (Pittsburgh International Airport)/(FGIC INS), 1/1/2017
     2,500,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny        2,968,575
                   Health System)/(Original Issue Yield: 9.70%), 11/15/2030
     2,000,000     Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health            1,887,920
                   System)/(Original Issue Yield: 5.34%), 5/1/2023
       100,000     Allegheny County, PA HDA, Revenue Bonds (Series B), 4.90% (UPMC Health System)/(MBIA Insurance            102,362
                   Corp. INS)/(Original Issue Yield: 4.95%), 7/1/2008
     2,000,000     Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic Health East)/(Original Issue Yield:            2,049,000
                   5.60%), 11/15/2032
     1,500,000     Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/                     1,526,535
                   (Original Issue Yield: 5.50%), 1/1/2018
     4,000,000     Allegheny County, PA HDA, Revenue Bonds, (Series 1997A), 5.60% (UPMC Health System)/(MBIA               4,128,440
                   Insurance Corp. INS)/(Original Issue Yield: 5.85%), 4/1/2017
     1,000,000     Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95%           1,045,350
                   (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032
     1,000,000     Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25%           1,009,080
                   (Chatham College)/(Original Issue Yield: 5.35%), 11/15/2016
     2,200,000     Allegheny County, PA Higher Education Building Authority, University Revenue Bonds (Series              2,146,232
                   2006A), 4.75% (Robert Morris University), 2/15/2026
       475,000   1 Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo           472,739
                   PIT LLC Project), 9/1/2009
     1,000,000   1 Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo        1,000,620
                   PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
     3,185,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50%        3,292,589
                   (Marathon Oil Corp.), 12/1/2029
     1,250,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60%        1,295,062
                   (Marathon Oil Corp.), 9/1/2030
     1,385,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005) ,             1,438,239
                   5.50% (United States Steel Corp.), 11/1/2016
     1,500,000     Allegheny County, PA IDA, Health Care Facilities Revenue Refunding Bonds (Series 1998), 5.75%           1,500,285
                   (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023
       900,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc.            940,014
                   Project)/(Original Issue Yield: 6.75%), 9/1/2031
     3,000,000     Allegheny County, PA Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00%          3,206,010
                   (United States Treasury PRF 3/1/2009 @ 101)/(Original Issue Yield: 6.05%), 3/1/2019
       485,000     Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series 2001KK-1) , 5.375%             497,911
                   (GNMA Collateralized Home Mortgage Program GTD), 5/1/2022
       400,000     Allegheny County, PA Residential Finance Agency, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA             415,500
                   Collateralized Home Mortgage Program COL), 5/1/2020
       100,000     Allegheny County, PA,  UT GO Bonds (Series C-48), 4.90% (MBIA Insurance Corp. INS)/                       103,726
                   (Original Issue Yield: 5.03%), 10/1/2016
       200,000     Altoona, PA City Authority, Revenue Refunding Bonds, 4.85% (FGIC INS)/(Original Issue Yield:              202,864
                   4.95%), 11/1/2009
       200,000     Bensalem Township School District, PA, UT GO Bonds, 5.25% (FGIC INS)/(Original Issue Yield:               200,408
                   5.25%), 7/15/2006
     2,000,000     Bethlehem, PA Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series        2,109,360
                   1999), 5.50% (Bethlehem Area Vocational-Technical School)/(United States Treasury PRF 9/1/2009 @
                   100)/(Original Issue Yield: 5.55%), 9/1/2020
     3,000,000     Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70%             2,929,500
                   (International Paper Co.), 3/1/2019
     1,000,000     Bucks County, PA Community College Authority, College Building Revenue Bonds (Series 1996),             1,016,320
                   5.50% (Original Issue Yield: 5.70%), 6/15/2017
     1,300,000     Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice,           1,350,739
                   Inc.), 1/1/2035
       750,000     Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue             786,600
                   Yield: 6.12%), 10/1/2027
       500,000     Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue             523,870
                   Yield: 6.16%), 10/1/2034
     1,000,000     Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory         1,011,210
                   Tender 2/1/2008
     1,370,000     Carbon County, PA IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project)/(BNP             1,448,076
                   Paribas SA and Union Bank of California N.A. LOCs), 5/1/2010
     1,100,000     Chester County, PA HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group               1,065,504
                   Project)/(Original Issue Yield: 5.60%), 6/1/2025
     1,500,000     Clarion County, PA Hospital Authority, Revenue Refunding Bonds, (Series 1997), 5.75% (Clarion           1,518,465
                   County Hospital)/(Original Issue Yield: 5.95%), 7/1/2017
     1,575,000     Commonwealth of Pennsylvania, GO UT Bonds, 6.00% (Original Issue Yield: 6.15%), 7/1/2007                1,614,249
       200,000     Commonwealth of Pennsylvania, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2011                     208,254
     1,000,000     Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999),           1,026,920
                   6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%),
                   8/15/2019
     1,250,000     Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson           1,338,600
                   College)/(United States Treasury PRF 11/1/2010 @ 100)/(Original Issue Yield: 5.70%), 11/1/2025
     1,000,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),           1,089,550
                   7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.40%),
                   1/1/2025
     2,800,000     Delaware County, PA Authority, College Revenue Bonds (Series 1999), 5.75% (Cabrini                      2,919,252
                   College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.95%), 7/1/2019
     2,650,000     Delaware County, PA Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann          2,687,153
                   College)/(Original Issue Yield: 5.48%), 10/1/2018
     2,875,000     Delaware County, PA Authority, Revenue Bonds, 5.00% (Elwyn, Inc.)/(Radian Asset Assurance INS),         2,948,312
                   6/1/2022
     1,000,000     Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds        1,077,690
                   (Series 2003), 5.25%, 7/1/2020
     1,500,000     Delaware River Port Authority, Revenue Bonds (Series 1999), 6.00% (FSA INS), 1/1/2019                   1,606,935
     2,000,000     Delaware River Port Authority, Revenue Bonds, 6.00% (FSA INS), 1/1/2018                                 2,142,580
    10,000,000     Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B),         11,001,800
                   5.60% (AMBAC INS), 7/1/2017
     1,000,000   1 Delaware Valley, PA Regional Finance Authority, RITES (PA-1029), 7.18493%, 7/1/2017                     1,218,980
     4,100,000     Erie County, PA Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St.           4,305,451
                   Mary's Home of Erie)/(Radian Asset Assurance INS)/(Original Issue Yield: 6.05%), 8/15/2019
     1,500,000     Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (Hamot Health                    1,537,680
                   Foundation)/(CDC IXIS Financial Guaranty NA INS), 11/1/2035
       570,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B),             569,185
                   5.00% (Mercyhurst College)/(Original Issue Yield: 5.11%), 3/15/2023
       100,000     Gateway, PA School District, UT GO Bonds, 4.80% (FGIC INS)/(Original Issue Yield: 4.90%),                 101,335
                   7/15/2007
       100,000     Gateway, PA School District, UT GO Bonds, 5.00% (FGIC INS), 7/15/2008                                     101,379
     2,000,000     Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/                      2,060,860
                   (AMBAC INS), 11/1/2029
       800,000     Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series A of 1996), 6.00%                 792,368
                   (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018
     1,000,000     Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875%              1,041,380
                   (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031
     1,000,000     Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General                        1,036,200
                   Hospital)/(Original Issue Yield: 5.63%), 3/15/2026
     2,000,000     Lancaster County, PA, UT GO Bonds, (Series A), 5.80% (United States Treasury PRF 5/1/2010 @             2,149,880
                   100)/(Original Issue Yield: 5.84%), 5/1/2015
     1,000,000     Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall             1,045,130
                   College), 4/15/2019
     1,000,000     Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall             1,029,000
                   College), 4/15/2027
       250,000     Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Village Project)/                     286,092
                   (United States Treasury PRF 5/1/2010 @ 101)/(Original Issue Yield: 7.70%), 5/1/2022
     1,000,000     Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango            1,072,490
                   Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031
     1,000,000     Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan           1,053,260
                   Hospital)/(Original Issue Yield: 5.92%), 11/15/2022
     2,000,000     Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital          2,047,280
                   of Bethlehem)/(Original Issue Yield: 5.42%), 8/15/2023
     1,000,000     Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(MBIA         1,063,450
                   Insurance Corp. INS)/(Original Issue Yield: 6.02%), 5/15/2025
     1,000,000     Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.78%), 12/15/2021            1,029,610
       825,000     Lycoming County PA Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence           825,487
                   Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022
     1,000,000     Lycoming County PA Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital,                1,021,150
                   PA)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2022
     1,000,000     McKean County, PA Hospital Authority, Hospital Revenue Bonds, 5.25% (Bradford Regional Medical          1,018,620
                   Center)/(American Capital Access INS), 10/1/2030
       365,000     McKeesport, PA Area School District, UT GO Bonds (Series B), 5.40% (FSA INS)/(Original Issue              367,321
                   Yield: 5.50%), 10/1/2006
     1,000,000     Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono              1,049,850
                   Medical Center)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.60%), 1/1/2022
     2,360,000     Monroe County, PA Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical                    2,426,764
                   Center)/(United States Treasury PRF 7/1/2008 @ 100)/(Original Issue Yield: 5.40%), 7/1/2015
     1,000,000     Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/                     1,051,920
                   (Original Issue Yield: 6.17%), 1/1/2043
     1,500,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006),        1,519,680
                   5.00% (Arcadia University)/(Radian Asset Assurance INS), 4/1/2036
     2,000,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series               2,061,440
                   2006FF1), 5.00% (Dickinson College)/(CDC IXIS Financial Guaranty N.A. INS), 5/1/2031
     1,250,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25%                1,399,300
                   (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009 @ 102)/(Original Issue
                   Yield: 7.472%), 12/1/2024
     1,000,000     Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh           1,057,420
                   Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035
     2,250,000     Montgomery County, PA IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult              2,313,742
                   Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017
     1,000,000     Montgomery County, PA IDA, Retirement Community Revenue Refunding Bonds (Series 1996A), 5.875%          1,024,460
                   (Adult Communities Total Services, Inc.)/(Original Issue Yield: 6.125%), 11/15/2022
     1,000,000     Montgomery County, PA IDA, Revenue Bonds (Series 2006A), 5.00% (Foulkeways at Gwynedd),                   984,730
                   12/1/2030
     1,000,000     Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial          1,036,100
                   Hospital)/(Original Issue Yield: 5.75%), 7/1/2032
       500,000     Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997),               523,410
                   5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007 @ 102)/(Original Issue Yield:
                   5.85%), 12/1/2017
     2,300,000     Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997),             2,407,686
                   5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007 @ 102)/(Original Issue Yield:
                   5.90%), 12/1/2027
     1,000,000     North Hills, PA School District, GO Bonds, (Series 2000), 5.50% (FGIC INS)/(Original Issue              1,069,690
                   Yield: 5.576%), 7/15/2024
     1,075,000     North Penn, PA School District, Refunding Revenue Bonds, 6.20% (Escrowed In U.S.Treasuries COL),        1,077,343
                   3/1/2007
       150,000     North Penn, PA School District, UT GO Bonds, 4.50% (FSA INS)/(Original Issue Yield: 4.60%),               153,668
                   9/1/2010
     1,000,000     Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service,        1,034,860
                   Inc.)/(American Capital Access INS)/(Original Issue Yield: 5.80%), 2/15/2033
     3,000,000     Norwin, PA School District, UT GO Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.12%),                3,232,080
                   4/1/2024
     1,000,000     Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (Escrowed In U.S. Treasuries             1,164,510
                   COL)/(Original Issue Yield: 6.843%), 9/1/2016
     1,000,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.),        1,052,060
                   11/1/2027
     2,500,000     Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating),          2,499,650
                   1/1/2009
     2,000,000     Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services,                    1,878,420
                   Inc.)/(Original Issue Yield: 5.668%), 6/1/2028
     1,000,000     Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center,                   1,065,510
                   Inc.)/(Radian Asset Assurance INS), 12/1/2030
     1,000,000     Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste                 1,004,800
                   Management, Inc.), Mandatory Tender 11/1/2014
     1,000,000     Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management,              1,004,630
                   Inc.), 10/1/2027
     1,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021                                  1,021,270
       510,000     Pennsylvania HFA, SFM Revenue Bonds, (Series 62A), 5.50%, 10/1/2022                                       522,505
     2,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2006-92A), 4.75%, 4/1/2031                                  1,957,040
     2,590,000     Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125%        2,843,587
                   (MBIA Insurance Corp. INS), 12/15/2019
     2,000,000     Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds,         2,088,760
                   5.625% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.78%),
                   3/15/2025
     1,500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00%           1,623,345
                   (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022
     1,330,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25%           1,405,571
                   (Clarion University Foundation, Inc.)/(XL Capital Assurance Inc. INS), 7/1/2018
     1,490,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25%         1,563,770
                   (Dickinson College)/(Radian Asset Assurance INS), 11/1/2018
     1,350,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25%           1,366,700
                   (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032
     1,160,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25%             1,209,103
                   (Lycoming College)/(Radian Asset Assurance INS), 11/1/2024
     1,250,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00%            1,282,050
                   (York College of Pennsylvania)/(XL Capital Assurance Inc. INS), 11/1/2033
     2,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series N), 5.875% (MBIA        2,001,860
                   Insurance Corp. INS)/(Original Issue Yield: 5.913%), 6/15/2021
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Philadelphia              968,760
                   University)/(Original Issue Yield: 5.22%), 6/1/2035
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Ursinus                 1,012,880
                   College)/(Radian Asset Assurance INS), 1/1/2036
       750,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener                   748,388
                   University), 7/15/2039
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener                 1,031,380
                   University)/(Original Issue Yield: 5.42%), 7/15/2024
     3,150,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia            3,090,528
                   College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028
       450,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Lycoming                  470,205
                   College)/(Radian Asset Assurance INS), 11/1/2027
     1,250,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Ursinus                 1,298,588
                   College)/(Radian Asset Assurance INS), 1/1/2027
     2,495,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia            2,680,778
                   University)/(Radian Asset Assurance INS), 6/1/2024
     1,500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC        1,623,345
                   Health System)/(Original Issue Yield: 6.16%), 1/15/2031
     1,500,000     Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series         1,522,350
                   2003A), 5.00% (California University of Pennsylvania )/(American Capital Access INS)/(Original
                   Issue Yield: 5.08%), 7/1/2023
     2,000,000     Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.00%          2,079,780
                   (Indiana University of PA)/(XL Capital Assurance Inc. INS), 7/1/2039
     1,500,000     Pennsylvania State Higher Education Facilities Authority, University Revenue Bonds (Series              1,521,705
                   1997), 5.45% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield:
                   5.58%), 3/15/2017
     1,500,000     Pennsylvania State IDA, Economic Development Revenue Bonds (Series 2002), 5.50% (AMBAC INS),            1,627,920
                   7/1/2020
     1,500,000     Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029                                           1,549,260
     1,600,000     Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A),          1,602,576
                   5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035
     2,120,000     Philadelphia, PA Authority for Industrial Development, Lease Revenue Bonds (Series 2001B), 5.50%        2,276,604
                   (FSA INS), 10/1/2021
     3,000,000     Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2001B), 5.25%              3,143,130
                   (Philadelphia Corp. for Aging Project)/(AMBAC INS)/(Original Issue Yield: 5.43%), 7/1/2023
     1,275,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds              1,326,905
                   (Series 1997), 5.75% (Jeanes Hospital, PA)/(Escrowed In U.S. Treasuries COL)/(Original Issue
                   Yield: 5.80%), 7/1/2008
     1,060,000     Philadelphia, PA Redevelopment Authority, MFH Refunding Revenue Bonds (Series 1998), 5.45%              1,075,773
                   (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023
     1,250,000     Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student            1,310,563
                   Housing Complex)/(American Capital Access INS), 7/1/2019
     1,000,000     Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student           1,063,990
                   Housing Complex)/(American Capital Access INS), 7/1/2023
     1,000,000     Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (United States Treasury PRF        1,096,380
                   8/1/2012 @ 100), 8/1/2022
     9,500,000     Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport                     9,803,050
                   System)/(AMBAC INS)/(Original Issue Yield: 5.65%), 6/15/2017
        50,000     Pittsburgh, PA Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series               52,190
                   1999), 5.00% (AMBAC INS), 2/1/2010
     2,880,000     Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (AMBAC              3,120,077
                   INS)/(Original Issue Yield: 6.02%), 12/1/2020
       765,000     Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%,               769,246
                   10/1/2016
       355,000     Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%,               365,984
                   10/1/2009
     1,075,000     Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%,             1,104,014
                   10/1/2022
     1,000,000     Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80%, 4/1/2028               985,300
     2,855,000     Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.852%),            3,025,586
                   9/1/2019
     5,000,000   1 Pittsburgh, PA, RITES (Series PA 961), 6.59288% (AMBAC INS), 9/1/2015                                   5,792,300
     1,500,000     Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.94%),             1,589,625
                   9/1/2024
     2,950,000     Pottsville, PA Hospital Authority, Hospital Revenue Bonds, 5.625% (Pottsville Hospital and Warne        2,921,798
                   Clinic)/(Original Issue Yield: 5.75%), 7/1/2024
     2,165,000     Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027                                     2,262,685
     2,040,000     Riverside, PA School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.57%),             2,183,310
                   10/15/2020
     1,000,000     Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS),          1,023,180
                   3/1/2030
     1,500,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie               1,589,565
                   Healthcare System, PA)/(Original Issue Yield: 5.90%), 12/1/2021
     1,000,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie              1,061,370
                   Healthcare System, PA)/(Original Issue Yield: 6.00%), 12/1/2031
       100,000     Schuylkill Haven, PA Area School District, UT GO Bonds, 5.15% (AMBAC INS), 9/1/2006                       100,425
     1,000,000     Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011 @                  1,145,050
                   100)/(Original Issue Yield: 7.35%), 9/1/2031
       450,000     Shaler, PA School District Authority, UT GO Bonds, 6.25% (Escrowed In U.S. Treasuries COL),               462,015
                   4/15/2008
     2,000,000     Somerset County, PA Hospital Authority, Hospital Refunding Revenue Bonds (Series 1997B), 5.375%         2,047,600
                   (Somerset Community Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.68%),
                   3/1/2017
     1,295,000     Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital,                    1,315,565
                   Inc.)/(Radian Asset Assurance INS), 12/1/2029
       540,000     Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated                      583,675
                   Group)/(Escrowed In U.S. Treasuries COL), 5/15/2026
     2,460,000     Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated                    2,679,678
                   Group)/(United States Treasury PRF 5/15/2011 @ 101), 5/15/2026
     2,000,000     Southeastern, PA Transportation Authority, Special Revenue Bonds, 5.375% (FGIC INS)/                    2,061,380
                   (Original Issue Yield: 5.70%), 3/1/2017
       200,000     Southmoreland, PA School District, UT GO Bonds, 4.70% (AMBAC INS)/(Original Issue Yield: 4.80%),          202,856
                   10/1/2007
       500,000     St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic              507,325
                   Health East)/(Original Issue Yield: 5.15%), 11/15/2021
     1,000,000     St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic           1,038,110
                   Health East)/(Original Issue Yield: 5.42%), 11/15/2034
     1,000,000     St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic            1,047,520
                   Health East), 11/15/2024
     1,000,000   1 Susquehanna , PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series                952,750
                   1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024
       200,000     Titusville, PA Area School District, UT GO Bonds, 4.95% (United States Treasury COL), 7/1/2007,           202,858
                   Escrowed to Maturity
     1,245,000     Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series               1,324,170
                   2002A), 5.25% (Bucknell University), 4/1/2021
     1,665,000     Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series               1,770,877
                   2002A), 5.25% (Bucknell University), 4/1/2022
     1,250,000     Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community                        1,295,588
                   Hospital)/(Radian Asset Assurance INS), 8/1/2024
       400,000     Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In U.S. Treasuries COL),           535,528
                   12/15/2018
     1,885,000     West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020           1,999,174
     1,000,000     West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/                    1,051,750
                   (Original Issue Yield: 6.30%), 1/1/2032
       960,000     West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In U.S. Treasuries         1,205,856
                   COL), 11/15/2014
     1,000,000     Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone         1,162,780
                   Presbyterian Seniorcare Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023
     1,500,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone         1,535,415
                   Presbyterian Seniorcare Obligated Group), 1/1/2026
       145,000     Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125% (Escrowed In U.S.           154,850
                   Treasuries COL), 7/1/2010
                       TOTAL                                                                                             259,894,907
                   PUERTO RICO--1.3%
     2,000,000   1 Puerto Rico Electric Power Authority, Drivers (Series 266), 7.246% (FSA INS), 7/1/2015                  2,424,160
     1,000,000   1 Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 6.67342% (AMBAC INS),         1,203,940
                   1/1/2011
                       TOTAL                                                                                               3,628,100
                       TOTAL MUNICIPAL BONDS (IDENTIFIED COST $252,403,600)                                              263,523,007
                   SHORT-TERM MUNICIPALS--0.7%2
                   PENNSYLVANIA--0.7%
     1,900,000     Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder                   1,900,000
                   Services)/(PNC Bank, N.A. LOC), 3.540%, 6/1/2006
                   (AT AMORTIZED COST)
                       TOTAL INVESTMENTS - 98.9%                                                                         265,423,007
                       (IDENTIFIED COST $254,303,600)3
                       OTHER ASSETS AND LIABILITIES - NET - 1.1%                                                           2,892,504
                       TOTAL NET ASSETS - 100%                                                                         $ 268,315,511

 Securities that are subject to the federal alternative minimum tax (AMT) represent 13.3% of the Fund's portfolio as calculated based upon total market value.

  1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to
    $13,065,489 which represents 4.9% of total net assets.
  2 Current rate and next reset date shown for Variable Rate Demand Notes.
  3 At May 31, 2006, the cost of investments for federal tax purposes was $254,280,372.The net unrealized appreciation of investments for federal tax purposes was $11,142,635. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,530,367 and net unrealized depreciation from investments for those securities having an excess of cost over value of $387,732.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.


INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Trustees, held at May 31, 2006, is as follows:

SECURITY                                                                                       ACQUISITION DATE     ACQUISITION COST
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO             9/23/1999   $          475,000
Cargo PIT LLC Project), 9/1/2009
Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO            9/23/1999   $          984,954
Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
Susquehanna , PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series            4/14/1999   $          954,500
1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024

The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 EDFA  --Economic Development Financing Authority
 FGIC  --Financial Guaranty Insurance Company
 FHA   --Federal Housing Administration
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 HEFA  --Health and Education Facilities Authority
 HFA   --Housing Finance Authority
 IDA   --Industrial Development Authority
 INS   --Insured
 LOCs  --Letter(s) of Credit
 LT    --Limited Tax
 MFH   --Multi-family Housing
 PRF   --Prerefunded
 RITES --Residual Interest Tax-Exempt Securities
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes






FEDERATED VERMONT MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS--98.2%
                  GUAM--2.2%
  $   835,000     Guam Airport Authority, General Revenue Bonds (Series 2003B), 5.25% (MBIA Insurance Corp. INS),       $    897,592
                  10/1/2015
                  PUERTO RICO--16.0%
    2,000,000     Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009                     2,102,140
      900,000     Puerto Rico Electric Power Authority, Refunding Revenue Bonds (Series 2004PP), 5.00% (FGIC INS),           935,748
                  7/1/2024
    1,000,000     Puerto Rico HFA, Capital Fund Program Revenue Bonds, 5.00%, 12/1/2016                                    1,043,300
    1,000,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series 2005K),           1,009,410
                  5.00%, 7/1/2025
      470,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         473,210
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2026
      200,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         199,676
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2036
      700,000     Puerto Rico Municipal Finance Agency, UT GO Bonds (Series 2005A), 5.00% (FSA INS), 8/1/2018                739,473
                     TOTAL                                                                                                 6,502,957
                  VERMONT--78.4%
      565,000     Burlington, VT Airport, Revenue Bonds, (Series A), 3.625% (MBIA Insurance Corp. INS)/                      515,546
                  (Original Issue Yield: 3.76%), 7/1/2017
    1,250,000     Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023            1,295,150
      490,000     Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2015                    483,743
      510,000     Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2016                    499,208
      300,000     Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.65% (FGIC INS)/(Original          300,267
                  Issue Yield: 4.70%), 7/1/2006
      150,000     Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.75% (FGIC INS)/(Original          151,828
                  Issue Yield: 4.80%), 7/1/2007
      300,000     Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.80% (FGIC INS)/(Original          303,654
                  Issue Yield: 4.85%), 7/1/2008
      495,000     Burlington, VT, COPs (Series 2005), 4.25% (Original Issue Yield: 4.32%), 5/1/2020                          478,408
      515,000     Burlington, VT, COPs (Series 2005), 4.25% (Original Issue Yield: 4.37%), 5/1/2021                          494,498
      210,000     Burlington, VT, UT GO Bond, (Series A), 4.00% (Original Issue Yield: 4.13%), 11/1/2017                     207,209
      785,000     Burlington, VT, UT GO Bonds, 5.20%, 12/1/2006                                                              786,044
      185,000     Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.83%), 11/1/2014                    181,809
      190,000     Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.93%), 11/1/2015                    184,974
      200,000     Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2016                    198,530
      220,000     Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.22%), 11/1/2018                    215,769
      125,000     Burlington, VT, UT GO Public Improvement Bonds, (Series A), 3.60% (Original Issue Yield: 3.72%),           122,420
                  11/1/2013
      110,000     Chittenden, VT Solid Waste District, UT GO Bonds, (Series A), 2.50% (AMBAC INS), 1/1/2007                  109,180
      100,000     Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.30% (AMBAC                        98,601
                  INS)/(Original Issue Yield: 3.32%), 1/1/2010
      310,000     Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.40% (AMBAC                       304,873
                  INS)/(Original Issue Yield: 3.52%), 1/1/2011
      205,000     Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.50% (AMBAC                       201,704
                  INS)/(Original Issue Yield: 3.62%), 1/1/2012
       90,000     Fair Haven, VT Union High School District, UT GO Bonds, 5.05% (AMBAC INS)/(Original Issue Yield:            90,100
                  5.15%), 12/1/2006
       25,000     Norwich, VT School District, UT GO Bonds, 4.50% (AMBAC INS), 7/15/2009                                      25,569
      520,000     St. Johnsbury, VT School District, U GO Bonds, 4.55% (AMBAC INS), 9/1/2006                                 521,139
      515,000     St. Johnsbury, VT School District, UT GO Bonds, 4.65% (AMBAC INS), 9/1/2007                                520,938
      520,000     St. Johnsbury, VT School District, UT GO Bonds, 4.80% (AMBAC INS), 9/1/2008                                532,100
      340,000     Swanton Village, VT Electric System, Revenue Refunding Bonds, 5.75% (MBIA Insurance Corp.                  356,823
                  INS)/(Original Issue Yield: 5.85%), 12/1/2019
      250,000     University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), 10/1/2021            264,877
    1,150,000     University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), 10/1/2023          1,218,437
    1,500,000     Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds (Series 2004A),       1,555,710
                  5.00% (Fletcher Allen Health Care)/(FGIC INS), 12/1/2023
       50,000     Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, 5.00% (St.              51,822
                  Michael's College)/(AMBAC INS)/(Original Issue Yield: 5.05%), 10/1/2023
        3,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.16% TOBs (Middlebury             2,994
                  College ) 11/1/2006
      600,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2002A), 5.00%             614,856
                  (Middlebury College )/(Original Issue Yield: 5.20%), 11/1/2032
      225,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2004A), 4.25%             222,489
                  (Landmark College, Inc.)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.32%), 7/1/2015
       50,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.25% (St. Michael's              48,729
                  College)/(Original Issue Yield: 3.33%), 10/1/2009
      100,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.60% (St. Michael's              98,662
                  College)/(Original Issue Yield: 3.68%), 10/1/2010
      140,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.875% (St. Michael's            139,394
                  College)/(Original Issue Yield: 3.93%), 10/1/2011
      195,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.00% (St. Michael's             194,397
                  College)/(Original Issue Yield: 4.10%), 10/1/2012
      125,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.125% (St. Michael's            124,720
                  College)/(Original Issue Yield: 4.23%), 10/1/2013
      385,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.25% (St. Michael's             386,066
                  College)/(Original Issue Yield: 4.35%), 10/1/2014
      370,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.375% (St. Michael's            370,788
                  College)/(Original Issue Yield: 4.45%), 10/1/2015
      770,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.30% (Middlebury                789,943
                  College )/(Original Issue Yield: 5.45%), 11/1/2008
      190,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 5.375% (Middlebury               194,803
                  College )/(Original Issue Yield: 5.93%), 11/1/2026
       65,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30%                 67,372
                  (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.32%), 12/1/2008
       55,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30%                 57,680
                  (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.38%), 12/1/2009
    4,250,000   1 Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series1999 A), 3.57%          3,970,138
                  (Marlboro College), 4/1/2019
      605,000     Vermont Educational and Health Buildings Financing Agency, Revenue Refunding Bonds, (Series 1996),         607,505
                  4.50% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.65%),
                  11/15/2006
      200,000     Vermont Educational and Health Buildings Financing Agency, Revenue Refunding Bonds, (Series 1996),         202,764
                  4.625% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.75%),
                  11/15/2007
       90,000     Vermont HFA, Revenue Bonds, (Series 11A), 5.05% (Vermont HFA SFM)/(FSA INS), 11/1/2008                      90,530
      105,000     Vermont HFA, Revenue Bonds, (Series 11A), 5.15% (Vermont HFA SFM)/(FSA INS), 11/1/2009                     105,712
       65,000     Vermont HFA, Revenue Bonds, (Series 12B), 5.50% (Vermont HFA SFM)/(FSA INS), 11/1/2008                      65,701
       80,000     Vermont HFA, Revenue Bonds, (Series 12B), 5.60% (Vermont HFA SFM)/(FSA INS), 11/1/2009                      80,934
       90,000     Vermont HFA, Revenue Bonds, (Series 9), 4.55% (Vermont HFA SFM)/(MBIA Insurance Corp. INS),                 90,927
                  5/1/2008
      205,000     Vermont HFA, Revenue Bonds, (Series A), 4.45% (Vermont HFA MFH)/(HUD Section 8 INS), 2/15/2008             205,746
      130,000     Vermont HFA, Revenue Bonds, (Series A), 4.55% (Vermont HFA MFH)/(HUD Section 8 INS), 2/15/2009             130,556
    1,000,000     Vermont HFA, SFH Bonds  (Series 22), 4.70% (Vermont HFA SFM)/(FSA INS), 11/1/2035                          961,740
      500,000     Vermont HFA, SFH Bonds (Series 24A), 4.85% (Vermont HFA SFM)/(FSA INS), 11/1/2036                          491,310
    1,000,000     Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.40% (FSA INS)/(Original Issue Yield:           1,011,580
                  4.45%), 12/1/2007
    1,000,000     Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.30% (FSA INS)/(Original Issue Yield:           1,003,730
                  4.40%), 12/1/2006
      860,000     Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.60% (MBIA Insurance Corp. INS)/(Original         872,453
                  Issue Yield: 4.65%), 12/1/2007
      100,000     Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.80% (MBIA Insurance Corp. INS)/(Original         102,532
                  Issue Yield: 4.95%), 12/1/2008
      340,000     Vermont Municipal Bond Bank, Revenue Bonds, (Series A), 4.80% (MBIA Insurance Corp. INS)/(Original         352,172
                  Issue Yield: 4.85%), 12/1/2009
      165,000     Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series 2), 4.30% (FSA INS)/                         165,615
                  (Original Issue Yield: 4.40%), 12/1/2006
      665,000     Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series 2), 4.40% (FSA INS)/                         672,701
                  (Original Issue Yield: 4.45%), 12/1/2007
      840,000     Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.00% (MBIA Insurance          887,368
                  Corp. INS), 7/1/2011
      500,000     Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.25% (MBIA Insurance          543,225
                  Corp. INS), 7/1/2015
      945,000     Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.08%),                955,612
                  3/1/2034
    1,165,000     Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.03%),              1,189,663
                  3/1/2026
    1,000,000     Vermont State, UT GO Bonds, 4.00%, 3/1/2022                                                                942,880
      500,000     Vermont State, UT GO Bonds, (Series A), 4.40% (Original Issue Yield: 4.45%), 1/15/2007                     502,535
                     TOTAL                                                                                                31,789,452
                  VIRGIN ISLANDS--1.6%
      510,000     Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Series 2004A), 5.25% (Virgin           532,160
                  Islands Matching Fund), 10/1/2017
      100,000     Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Series 2004A), 5.25% (Virgin           103,415
                  Islands Matching Fund), 10/1/2024
                     TOTAL                                                                                                   635,575
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $40,123,185)                                                  39,825,576
                  SHORT-TERM MUNICIPALS --0.7%2
                  PUERTO RICO--0.7%
      300,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit              300,000
                  Suisse, Zurich LIQ), 3.160%, 6/7/2006 (AT AMORTIZED COST)
                     TOTAL MUNICIPAL INVESTMENTS --- 98.9%                                                                40,125,576
                     (IDENTIFIED COST $40,423,185)3
                     OTHER ASSETS AND LIABILITIES --- NET --- 1.1%                                                           428,621
                     TOTAL NET ASSETS --- 100%                                                                          $ 40,554,197


    Securities that are subject to the federal alternative minimum tax (AMT) represent 5.5% of the Fund's portfolio as calculated based upon total market value.
  1 Denotes a restricted security, deemed liquid by the Fund's Board of Trustees, held at May 31, 2006.

  Additional information on this restricted security is as follows:
*-------------------------------------------------------------------

    SECURITY                                                                                               ACQUISITION  ACQUISITION
                                                                                                           DATE         COST
    Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series1999 A), 3.57%        3/22/1999    4,575,000
    (Marlboro College), 4/1/2019
  2 Current rate and next reset date shown.
  3 At May 31, 2006, the cost of investments for federal tax purposes amounts to $40,423,185. The net unrealized depreciation of investments for federal tax purposes was $297,609. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $362,593 and net unrealized depreciation from investments for those securities having an excess of cost over value of $660,202.

   Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.



INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



   The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COPs  --Certificates of Participation
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 HFA   --Housing Finance Authority
 HUD   --Housing and Urban Development
 INS   --Insured
 LIQ   --Liquidity Agreement
 MFH   --Multi Family Housing
 SFM   --Single Family Mortgage
 SFH   --Single Family Housing
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes











Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Income Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        July 25, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006